UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2012

Item 1.    Reports to Stockholders

This filing is on behalf of four of the thirty-seven Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2012

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Greer

President and CEO, SunAmerica Annuity and Life Assurance Company

Executive Vice President, The United States Life Insurance Company in the City of New York

August 8, 2012

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2012 and held until June 30, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2012”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2012” column and the “Expense Ratio as of June 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2012” column and the “Expense Ratio as of June 30, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2012	Ending Account Value Using Actual Return at June 30, 2012	Expenses Paid During The Six Months Ended June 30, 2012*	Beginning Account Value at January 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2012	Expenses Paid During The Six Months Ended June 30, 2012*	Expense Ratio as of June 30, 2012*
American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,079.74	$2.79	$1,000.00	$1,022.18	$2.72	0.54%
American Funds Global Growth SAST Portfolio
Class 3#@	$1,000.00	$1,087.61	$2.75	$1,000.00	$1,022.23	$2.66	0.53%
American Funds Growth- Income SAST Portfolio
Class 3#@	$1,000.00	$1,082.31	$2.80	$1,000.00	$1,022.18	$2.72	0.54%
American Funds Asset Allocation SAST Portfolio
Class 3#@	$1,000.00	$1,076.69	$2.94	$1,000.00	$1,022.03	$2.87	0.57%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2012” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2012” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2012 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,845,692	$272,473,287
TOTAL INVESTMENTS (cost $252,845,883)@	100.1%	272,473,287
Liabilities in excess of other assets	(0.1)	(152,239)

NET ASSETS	100.0%	$272,321,048

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$272,473,287	$—	$—	$272,473,287

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE— June 30, 2012 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 —(unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	19,523,915	$412,930,794
TOTAL INVESTMENTS (cost $393,015,748)@	100.1%	412,930,794
Liabilities in excess of other assets	(0.1)	(216,404)

NET ASSETS	100.0%	$412,714,390

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
International Equity Investment Companies	$412,930,794	$—	$—	$412,930,794

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2012—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012—(unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	6,151,605	$221,457,766
TOTAL INVESTMENTS (cost $211,295,207)@	100.1%	221,457,766
Liabilities in excess of other assets	(0.1)	(128,931)

NET ASSETS	100.0%	$221,328,835

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$221,457,766	$—	$—	$221,457,766

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2012—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2012 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	6,992,033	$121,521,535
TOTAL INVESTMENTS (cost $110,643,061)@	100.1%	121,521,535
Liabilities in excess of other assets	(0.1)	(79,272)

NET ASSETS	100.0%	$121,442,263

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$121,521,535	$—	$—	$121,521,535

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between levels.

See Notes to Financial Statements

11

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (unaudited)

	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investments at value (unaffiliated)*	$272,473,287	$412,930,794	$221,457,766	$121,521,535

Total investments	272,473,287	412,930,794	221,457,766	121,521,535

Receivable for:
Fund shares sold	5,546,635	5,985,402	484,345	406,272
Investments sold	—	—	974,189	—
Prepaid expenses and other assets	2,667	2,850	2,668	2,657
Due from investment adviser for expense reimbursements/fee waivers	128,758	225,267	106,220	57,768

Total assets	278,151,347	419,144,313	223,025,188	121,988,232

LIABILITIES:
Payable for:
Fund shares redeemed	211,444	472,532	1,458,534	229,434
Investments purchased	5,335,191	5,512,870	—	176,838
Investment advisory and management fees	182,407	305,719	150,479	81,838
Service fees	53,649	80,452	44,259	24,070
Trustees’ fees and expenses	4,597	6,493	3,725	1,780
Other accrued expenses	43,011	51,857	39,356	32,009

Total liabilities	5,830,299	6,429,923	1,696,353	545,969

NET ASSETS	$272,321,048	$412,714,390	$221,328,835	$121,442,263

NET ASSETS REPRESENTED BY:
Paid-in capital	269,350,584	398,708,264	224,177,066	112,093,687
Accumulated undistributed net investment income (loss)	1,010,718	3,392,085	2,931,256	1,949,318
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(17,667,658)	(9,301,005)	(15,942,046)	(3,479,216)
Unrealized appreciation (depreciation) on investments	19,627,404	19,915,046	10,162,559	10,878,474

NET ASSETS	$272,321,048	$412,714,390	$221,328,835	$121,442,263

Class 3 (unlimited shares authorized):
Net assets	$272,321,048	$412,714,390	$221,328,835	$121,442,263
Shares of beneficial interest issued and outstanding	27,165,693	38,218,595	22,744,093	11,233,454
Net asset value, offering and redemption per share	$10.02	$10.80	$9.73	$10.81

* Cost
Investments (unaffiliated)	$252,845,883	$393,015,748	$211,295,207	$110,643,061

See Notes to Financial Statements

12

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (unaudited)

	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$824,488	$230,909	$770,943	$590,014

Total investment income	824,488	230,909	770,943	590,014

EXPENSES:
Investment advisory and management fees	1,159,450	1,949,428	938,429	489,591
Service fees	341,015	513,007	276,009	143,997
Custodian and accounting fees	9,969	9,985	9,970	9,972
Reports to shareholders	16,023	25,123	12,796	6,937
Audit and tax fees	10,500	10,500	10,500	10,500
Legal fees	3,180	4,062	2,618	2,341
Trustees’ fees and expenses	10,547	16,478	8,512	4,550
Other expenses	5,231	5,630	5,082	4,799

Total expenses before fee waivers, expense reimbursements and custody credits	1,555,915	2,534,213	1,263,916	672,687

Net (fees waived and expenses reimbursed) by investment advisor (Note 4)	(818,436)	(1,436,420)	(662,421)	(345,594)
Custody credits earned on cash balances	—	—	—	(2)

Net expenses	737,479	1,097,793	601,495	327,091

Net investment income (loss)	87,009	(866,884)	169,448	262,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(2,635,359)	(2,468,957)	(2,353,083)	(285,583)
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	23,280,314	37,230,163	19,393,355	8,278,220

Net realized and unrealized gain (loss) on investments	20,644,955	34,761,206	17,040,272	7,992,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,731,964	$33,894,322	$17,209,720	$8,255,560

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$87,009	$923,708	$(866,884)	$4,258,969
Net realized gain (loss) on investments	(2,635,359)	(2,975,508)	(2,468,957)	(359,244)
Net unrealized gain (loss) on investments	23,280,314	(10,207,616)	37,230,163	(37,366,461)

Net increase (decrease) in net assets resulting from operations	20,731,964	(12,259,416)	33,894,322	(33,466,736)

Distributions to shareholders from:
Net investment income	—	(851,132)	—	(2,887,329)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,026,080	46,116,310	1,608,020	141,267,083

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,758,044	33,005,762	35,502,342	104,913,018

NET ASSETS:
Beginning of period	250,563,004	217,557,242	377,212,048	272,299,030

End of period†	$272,321,048	$250,563,004	$412,714,390	$377,212,048

† Includes accumulated undistributed net investment income (loss)	$1,010,718	$923,709	$3,392,085	$4,258,969

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011	For the six months ended June 30, 2012 (unaudited)	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$169,448	$2,761,808	$262,923	$1,686,395
Net realized gain (loss) on investments	(2,353,083)	(3,913,212)	(285,583)	(839,875)
Net unrealized gain (loss) on investments	19,393,355	(3,407,330)	8,278,220	(460,434)

Net increase (decrease) in net assets resulting from operations	17,209,720	(4,558,734)	8,255,560	386,086

Distributions to shareholders from:
Net investment income	—	(2,050,342)	—	(1,109,496)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,168,672)	23,915,970	8,088,649	30,297,988

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,041,048	17,306,894	16,344,209	29,574,578

NET ASSETS:
Beginning of period	206,287,787	188,980,893	105,098,054	75,523,476

End of period†	$221,328,835	$206,287,787	$121,442,263	$105,098,054

† Includes accumulated undistributed net investment income (loss)	$2,931,256	$2,761,908	$1,949,318	$1,686,395

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-seven separate investment series, four of which are included in this Semi-Annual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and The United States Life Insurance Company, a New York corporation (“USL”). SAAL and USL are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

16

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

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Master Funds

Each Master Fund is a series of American Funds. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs —The Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

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Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Note 3. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2011
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
American Funds Growth SAST	$923,708	$—	$(18,685,209)	$851,132	$—
American Funds Global Growth SAST	4,258,969	—	(24,147,165)	2,887,329	—
American Funds Growth-Income SAST	2,761,808	(2)	(22,819,757)	2,050,342	—
American Funds Asset Allocation SAST	1,686,395	(20,989)	(572,391)	1,109,496	—

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As of December 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited
Portfolio	2017	ST	LT
American Funds Growth SAST	$—	$—	$—
American Funds Global Growth SAST	—	—	—
American Funds Growth-Income SAST	2	—	—
American Funds Asset Allocation SAST	20,989	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain /(Loss)	Cost of Investments
American Funds Growth SAST	$4,595,105	$—	$4,595,105	$267,878,182
American Funds Global Growth SAST	13,082,998	—	13,082,998	399,847,796
American Funds Growth-Income SAST	—	(3,426,402)	(3,426,402)	224,884,168
American Funds Asset Allocation SAST	7,705,829	—	7,705,829	113,815,706

Note 4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of SAAL, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

20

For the six months ended June 30, 2012, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
American Funds Growth SAST	$818,436
American Funds Global Growth SAST	1,436,420
American Funds Growth-Income SAST	662,421
American Funds Asset Allocation SAST	345,594

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the period ended June 30, 2012, none of the Portfolios waived fees and/or reimbursed expenses to keep annual operating expenses at or below the percentages in the table above.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the period ended June 30, 2012, service fees were paid (see Statement of Operations) based on the aforementioned rate.

As of the date of this report, the United States Department of Treasury (“Department of the Treasury”) owned a majority of outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 5. Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2012 were as follows:

Portfolio	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
American Funds Growth SAST Portfolio	$14,827,227	$13,749,454	$—	$—
American Funds Global Growth SAST Portfolio	19,995,476	19,246,310	—	—
American Funds Growth-Income SAST Portfolio	7,162,923	9,164,323	—	—
American Funds Asset Allocation SAST Portfolio	12,606,567	4,254,520	—	—

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Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended June 30, 2012 (unaudited)		For the Year Ended December 31, 2011		For the Six Months Ended June 30, 2012 (unaudited)		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,818,519	$28,449,067	9,668,053	$94,067,107	3,853,563	$41,553,545	17,703,214	$188,760,596
Reinvested dividends	—	—	91,413	851,132	—	—	293,677	2,887,329
Shares redeemed	(2,655,846)	(27,422,987)	(5,049,810)	(48,801,929)	(3,638,107)	(39,945,525)	(4,698,155)	(50,380,842)

Net increase (decrease)	162,673	$1,026,080	4,709,656	$46,116,310	215,456	$1,608,020	13,298,736	$141,267,083

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended June 30, 2012 (unaudited)		For the Year Ended December 31, 2011		For the Six Months Ended June 30, 2012 (unaudited)		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,931,471	$18,584,377	6,608,668	$60,626,485	1,866,404	$19,992,907	4,593,953	$46,827,650
Reinvested dividends	—	—	239,135	2,050,342	—	—	115,074	1,109,496
Shares redeemed	(2,143,374)	(20,753,049)	(4,253,449)	(38,760,857)	(1,104,028)	(11,904,258)	(1,748,605)	(17,639,158)

Net increase (decrease)	(211,903)	$(2,168,672)	2,594,354	$23,915,970	762,376	$8,088,649	2,960,422	$30,297,988

Note 7. Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. At June 30, 2012, there were no borrowings outstanding.

22

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Growth SAST Portfolio Class 3
12/31/07	$10.66	$0.14	$1.13	$1.27	$(0.00)	$(0.00)	$(0.00)	$11.93	11.93%	$86,673	0.70%		1.34%		0%
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
06/30/12(4)	9.28	0.00	0.74	0.74	—	—	—	10.02	7.97	272,321	0.54	†	0.06	†	5

American Funds Global Growth SAST Portfolio Class 3
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
06/30/12(4)	9.93	(0.02)	0.89	0.87	—	—	—	10.80	8.76	412,714	0.53	†	(0.42	)†	5

American Funds Growth-Income SAST Portfolio Class 3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57		1.33		6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57		1.23		6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55		1.37		6
06/30/12(4)	8.99	0.01	0.73	0.74	—	—	—	9.73	8.23	221,329	0.54	†	0.15	†	3

American Funds Asset Allocation SAST Portfolio Class 3
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58		1.81		5
06/30/12(4)	10.04	0.02	0.75	0.77	—	—	—	10.81	7.67	121,442	0.57	†	0.46	†	4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
†	Annualized.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	12/31/07		12/31/08		12/31/09		12/31/10		12/31/11		06/30/12
	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Expenses†(4)	Net Investment Income (Loss)†(4)
American Funds Growth SAST Portfolio	1.25%	0.80%	1.19%	0.23%	1.16%	(0.24)%	1.17%	(0.13)%	1.14%	(0.22)%	1.14%	(0.54)%
American Funds Global Growth SAST Portfolio.	1.40	3.17	1.30	1.59	1.27	0.54	1.26	0.76	1.24	0.58	1.23	(1.12)
American Funds Growth-Income SAST Portfolio.	1.25	2.36	1.19	1.42	1.17	0.73	1.17	0.63	1.15	0.77	1.14	(0.45)
American Funds Asset Allocation SAST Portfolio.	1.63	3.03	1.31	2.45	1.27	1.56	1.23	1.39	1.18	1.21	1.17	(0.14)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
(4)	Unaudited.

See Notes to Financial Statements

23

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying has not been audited by independent accountants and accordingly no opinion has been expressed.

24

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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.5 (8/12)

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Major global stock markets had strong gains in the first three months of 2012 as investors shrugged off concerns about the European debt crisis, slowing growth in China and uncertainty about fiscal problems in the U.S. and the impending presidential election. The confidence was short-lived and the rally ended in April amid a resurgence of these concerns. Many markets had significant declines in May, followed by strong comebacks in June that provided positive six-month returns for most countries in the MSCI ACWI (All Country World Index).

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 9.48% for the period, putting it in fourth place for developed countries behind Belgium (+20.19%), Singapore (+14.78%) and Denmark (+14.65%). Not surprisingly, the ACWI’s weakest countries were three of those at the heart of the European crisis: Greece (–17.70%), Portugal (–16.00%) and Spain (–14.54%), while of the two remaining PIIGS countries, Italy was down 3.58% and Ireland bucked the trend with a gain of 4.81%. Overall, the ACWI gained 6.01%.

While the MSCI Emerging Markets Index gain of 4.12% lagged that of its developed counterpart, it’s worth noting that the period’s three strongest gains came from Egypt (+34.45%), Turkey (+28.73%) and the Philippines (+26.61%).

Only four countries in the index lost ground: Indonesia (–3.19%), the Czech Republic (–3.20%), Brazil

(–7.54%) and Morocco (–9.58%). China, whose sputtering economy had contributed to investors’ concerns during the period, gained 4.14%. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the market indexes shown in this report are unmanaged and, therefore, have no expenses.

Apart from April and May, when fixed-income investors sought the safety of higher grade bonds, more speculative higher yielding securities had the best results during the period. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.23%, while the Barclays U.S. Aggregate Index, which measures investment-grade bonds, rose 2.37%, with almost all of those gains occurring in April and May.

Similarly, the J.P. Morgan Emerging Markets Bond Index Plus was up 6.91%, compared with a 1.50% gain for the Barclays Global Aggregate Index. The yield on the benchmark 10-year U.S. Treasury note set a new historic low during the period. As of June 30, it was 1.67%, down from 1.89% at the start of the period.

The U.S. dollar gained against all developed-country currencies, except the New Zealand dollar (+3.03%), Singapore

Letter to investors

Fund results

Fund reviews

Investment portfolios

Growth FundSM

International FundSM

Growth-Income FundSM

Asset Allocation FundSM

High-Income Bond FundSM

U.S. Government/AAA-Rated Securities FundSM

Cash Management FundSM

Financial statements

American Funds Insurance Series

dollar (+2.36%), British pound (+0.92%), Norwegian krone (+0.40%) and Hong Kong dollar (+0.13%). The euro was down 2.24% and the Japanese yen declined 3.57%. Some developing-country currencies had gains against the dollar, notably the Colombian peso (+8.61%) and Hungarian forint (+7.68%).

We are pleased to report that all the funds in American Funds Insurance Series had gains for the six-month period, with the exception of Cash Management Fund, which has again been hampered by the record low interest rates.

Looking ahead

The major issues that have confronted investors during the past couple of years — the European debt crisis, slowing growth in the major developing economies and the U.S. budget difficulties — are still the major issues facing investors now. That may sound like bad news, but in a way it’s good news because it’s old news. Investors tend to dislike uncertainty more than they dislike bad news. In any case, we will be watching for further progress on the situation in Europe, and note that China recently announced a series of measures to stimulate growth, including cutting interest rates and fuel prices. Of course, we’ll soon know the result of the U.S. presidential election, which — regardless of the winner — should help remove some uncertainty.

Investor concerns over these issues are likely to wax and wane over the coming months, but the funds’ portfolio counselors are confident that our holdings can prosper over the long term. This confidence is fueled by our investment research process, which has been designed to identify companies around the world that can do well in the long run, regardless of macro pressures that will inevitably crop up from time to time. We invite our investors to ignore short-term noise as much as possible, and stay focused on the longer term and their individual investment plans.

Thank you for your continued support. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 8, 2012

James K. Dunton, who became a portfolio counselor for Growth-Income Fund soon after its launch in 1984 and served as an officer of American Funds Insurance Series since 1993, retired on June 30.

The Trustees thank Jim for his outstanding contributions to the series over a long period and wish him well in retirement.

American Funds Insurance Series

Total returns for periods ended June 30, 2012

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense ratios
		6 months	1 year	5 years	10 years	Lifetime

Growth Fund	Class 1	8.32%	–2.05%	–0.25%	7.13%	12.09%	.34%
(since 2/8/84)	Class 2	8.19	–2.29	–0.50	6.86	11.79	.59
	Class 3	8.20	–2.23	–0.43	6.94	11.89	.52
International Fund	Class 1	4.57	–13.74	–2.95	7.17	7.97	.53
(since 5/1/90)	Class 2	4.41	–14.00	–3.20	6.90	7.69	.78
	Class 3	4.40	–13.94	–3.13	6.97	7.77	.71
Growth-Income Fund	Class 1	8.58	2.14	–0.97	5.13	10.62	.28
(since 2/8/84)	Class 2	8.47	1.89	–1.22	4.87	10.31	.53
	Class 3	8.51	1.98	–1.15	4.94	10.42	.46
Asset Allocation Fund	Class 1	8.01	3.95	1.47	5.85	7.99	.31
(since 8/1/89)	Class 2	7.90	3.76	1.22	5.59	7.70	.56
	Class 3	7.91	3.80	1.28	5.66	7.79	.49
High-Income Bond Fund	Class 1	6.22	3.63	5.46	9.06	9.50	.47
(since 2/8/84)	Class 2	6.15	3.39	5.21	8.79	9.16	.72
	Class 3	6.18	3.51	5.28	8.87	9.31	.65
U.S. Government/AAA-Rated Securities Fund	Class 1	1.52	7.15	6.36	5.08	6.80	.34
(since 12/2/85)	Class 2	1.42	6.96	6.09	4.82	6.49	.59
	Class 3	1.49	7.04	6.17	4.89	6.61	.52
Cash Management Fund[1]	Class 1	–0.09	–0.26	0.80	1.64	4.19	.33
(since 2/8/84)	Class 2	–0.18	–0.44	0.55	1.39	3.89	.58
	Class 3	–0.18	–0.44	0.61	1.46	4.00	.51

Expense ratios are as of the series prospectus dated May 1, 2012. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

1As of June 30, 2012, Cash Management Fund’s annualized seven-day SEC yield was –0.20% for Class 1 shares; –0.45% for Class 2 shares; and –0.38% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

American Funds Insurance Series

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The index is unmanaged and, therefore, has no expenses.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.19% for the six months ended June 30, 2012, while the S&P 500 rose 9.48%.

The year began with three months of strong gains for most major stock markets before a decline in April and May that was precipitated by worrying news from Europe and weaker economic data in the U.S. and China. A June rally helped markets recover most of the losses.

The main contributor to the fund’s return was the health care sector, in which several biotechnology holdings had particularly strong results. Holdings in information technology and financials also did well. The fund’s weakest sectors were energy and materials, which have been hurt by lower oil prices and slowing economic growth.

Outside the U.S., the fund’s best results came from holdings in Spain, India and the Netherlands. Areas of weakness included Canada, Hong Kong and South Africa. Because the uncertainty in Europe has caused a delay in economic recovery, the fund has gradually increased holdings in cash in recent months to 12.0% of assets at June 30, compared with 4.9% a year ago.

The European credit problems and U.S. election will likely make for uncertain markets in the near term. In this environment, the fund’s portfolio counselors continue to search for and invest in companies with good valuations and accelerating growth prospects.

American Funds Insurance Series

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 4.41% for the six months ended June 30, 2012. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, gained 3.13%.

The fund realized strong gains from companies in the consumer staples, industrials, health care and utilities sectors. There was less exposure to energy holdings than the index; however, the sector hurt absolute returns. The fund’s relative avoidance of the beleaguered financials sector continued throughout the six-month period. Those holdings were mixed, but experienced slight gains on an absolute basis.

From a country stance, investments in companies based in China led the way based on strong stock selection in that marketplace. Holdings of companies headquartered in Belgium and Spain helped, while holdings of companies domiciled in Taiwan detracted. Because of the overall positive equity returns for the six months, the fund’s cash position of 8.8% created a slight drag on results.

Amid continuing uncertainty in worldwide markets — with the fiscal crisis in Europe and ongoing fears tempering global growth expectations in China and other emerging markets — the fund’s portfolio counselors continue to maintain a well-balanced portfolio. They remain committed to analyzing the fundamentals of companies that can navigate the developed and emerging marketplace with superior and innovative products and services.

Country diversification	(percent of net assets)

Europe		Other regions
United Kingdom	10.4%	Israel	1.8%

Germany	8.4	South Africa	1.5

France	7.9		3.3

Switzerland	7.6

Sweden	3.1	The Americas

Belgium	2.5	Brazil	1.2

Russia	2.3	Other	.8

Ireland	2.2		2.0

Other	3.3

	47.7	Short-term securities

		& other assets less
		liabilities	8.8

Asia/Pacific Basin
Japan	9.6	Total	100.0%

China	8.3

South Korea	6.7

India	5.1

Hong Kong	4.4

Indonesia	1.0

Other	3.1

	38.2

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 8.47% for the six months ended June 30, 2012, compared with a 9.48% increase for the S&P 500.

The global rally that began in late 2011 continued into 2012, lifting U.S. stocks for the first three months of the period. Markets began to turn down in April on new fears about the lingering European debt crisis and slowing growth in China, with a more dramatic slump in May that was partly offset by gains in June.

U.S. stocks had the best returns of major markets for the period, so the fund’s holdings outside the U.S. — about 8% of assets at June 30 — detracted slightly from results, as they have for the past couple of years. However, the portfolio counselors maintain a conviction in the long-term benefit of investing in opportunities around the world that arise from our extensive global research network.

The fund’s cash holdings, 11.3% of assets at the start of the period and 10.3% at the end, both hurt and helped results; they were a drag in the rising market from January to March and a benefit when stocks declined in the second quarter.

Looking ahead, investor concerns over European financial problems, growth in China and fiscal issues in the U.S. are likely to wax and wane, but the portfolio counselors are confident that the fund’s holdings can prosper over the long term.

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund gained 7.90% for the six months ended June 30, 2012. Its benchmark indexes, the S&P 500 for stocks and the Barclays U.S. Aggregate Index for bonds, rose 9.48% and 2.37%, respectively.

A global stock market rally in the first quarter fizzled out for much of the second before resuming in June to recover some of the losses.

All industry sectors except energy had gains for the period. The fund’s strongest returns came from its smallest sector, telecommunication services. The three largest sectors in the fund at June 30 — financials, consumer discretionary and health care — all had double-digit gains. In the fixed-income portfolio, corporate bonds and mortgage-backed securities were the major contributors to results.

On a country basis, the U.S. had the largest impact on results, though the highest returns came from holdings in South Korea, China and Japan. Investments in Canada, Brazil and Italy were weakest.

In the current uncertain environment, with the European debt crisis still unresolved, slowing growth in major developing economies and the upcoming U.S. election, the fund’s portfolio counselors continue to maintain an emphasis on equity investments, which accounted for about 74% of net assets at June 30.

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The indexes are unmanaged and, therefore, have no expenses.

American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 6.15% for the six months ended June 30, 2012, trailing the 7.23% increase of its benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.

Corporate holdings in wireless telecommunication services, hotels, restaurants & leisure, IT services, commercial banks and media sectors were all positive contributors. Oil, gas & consumable fuels, aerospace & defense and electric utilities holdings detracted from results.

As the period progressed, increasing concerns about Europe had a negative impact on high-yield markets, and the fund responded as it took a more defensive stance and increased its cash. Because companies are taking advantage of the historically low cost of debt, and the Federal Reserve keeps short-term rates low, demand increases for high-yield bonds. However, we continue to employ a prudent approach in our selection of corporate holdings.

While the economic outlook in the U.S. continues to improve, growth is likely to be modest by historical standards, and could be easily derailed by factors such as worsening conditions in Europe. With these issues in mind, and on the heels of recent years of strong returns, our investment managers are taking a slightly more cautious view of the market. However, we are optimistic that our current investments are in companies we feel can prosper in a low-growth environment.

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.42% for the six months ended June 30, 2012, slightly trailing the 1.56% gain of the Barclays U.S. Government/Mortgage-Backed Securities Index.

U.S. Treasuries, which ended the first quarter down, rallied in April and May with the flight to quality by investors concerned about ongoing problems in Europe, weak U.S. economic data and slowing growth in China.

Longer term Treasuries had the best results, so the benefit for the fund was somewhat muted by its emphasis on shorter duration Treasuries.

Mortgage bonds were the fund’s strongest area during the six-month period, with lower coupon securities doing better than higher coupon bonds. Over the past year, the fund has increased holdings in longer duration mortgage-backed securities, which offer a higher yield than Treasuries, while reducing exposure to Treasuries.

With the U.S. election looming, as well as other factors that could affect the market, including the resumption of debt-ceiling negotiations and a decision on the “fiscal cliff,” the fund’s portfolio counselors are maintaining a conservative approach.

Breakdown of mortgage-backed obligations	(percent of net assets)

30-year pass-throughs:

Fannie Mae	29.3%
Freddie Mac	5.4
Ginnie Mae	8.1	42.8%

15-year pass-throughs		8.1

Other		5.2

Total		56.1%

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds predominantly securities guaranteed or sponsored by the U.S. government — mostly Treasuries and mortgage-backed securities — that can offer more stability than higher yielding bonds or stocks and can provide diversification in a broader portfolio.

The index is unmanaged and, therefore, has no expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of June 30, 2012	(percent of net assets)

Commercial paper	55.0%

U.S. Treasuries	27.3

Federal agency discount notes	18.3

Other assets less liabilities	(.6)

Total	100.0%

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% for the six months ended June 30, 2012.

Interest rates remained near historic lows throughout the period and are not likely to rise in the near future. In this environment, the fund’s expenses may continue to exceed its income.

We remind investors that the fund is not guaranteed to maintain a stable net asset value, so periods of negative returns when interest rates are unusually low are not unexpected.

American Funds Insurance Series

Growth Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets		Percent of net assets
Apple	4.12%	Chipotle Mexican Grill	1.79%

Amazon.com	2.67	lululemon athletica	1.68

Wells Fargo	2.35	Google	1.65

Intuitive Surgical	2.28	Berkshire Hathaway	1.56

Home Depot	2.04	Wynn Macau	1.53

Common stocks — 88.02%	Shares	Value (000)	Percent of net assets

Consumer discretionary — 18.25%

Amazon.com, Inc.[1]	2,823,000	$644,632	2.67%

Home Depot, Inc.	9,306,000	493,125	2.04

Chipotle Mexican Grill, Inc.[1]	1,136,400	431,775	1.79

lululemon athletica inc.[1]	6,800,000	405,484	1.68

Wynn Macau, Ltd.[2]	157,313,600	369,910	1.53

Johnson Controls, Inc.	6,499,100	180,090	.75

Tiffany & Co.	2,953,000	156,361	.65

Harman International Industries, Inc.[3]	3,754,515	148,679	.62

Other securities		1,575,283	6.52

		4,405,339	18.25

Financials — 13.22%

Wells Fargo & Co.	16,988,296	568,089	2.35

Berkshire Hathaway Inc., Class A1	3,015	376,709	1.56

American Express Co.	4,000,000	232,840	.96

Bank of America Corp.	22,000,000	179,960	.75

Onex Corp.	4,280,500	166,200	.69

Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	85,134	.67
Fairfax Financial Holdings Ltd.	198,600	77,792

Goldman Sachs Group, Inc.	1,532,000	146,858	.61

Other securities		1,358,872	5.63

		3,192,454	13.22

Information technology — 12.54%

Apple Inc.[1]	1,705,000	995,720	4.12

Google Inc., Class A1	685,500	397,638	1.65

ASML Holding NV (New York registered)	2,300,000	118,266	.96
ASML Holding NV2	2,250,000	114,654

Oracle Corp.	5,695,000	169,141	.70

Fidelity National Information Services, Inc.	4,930,263	168,023	.70

Other securities		1,063,433	4.41

		3,026,875	12.54

Energy — 11.64%

Suncor Energy Inc.	9,023,393	260,926	1.08

Concho Resources Inc.[1]	2,865,000	243,869	1.01

Pacific Rubiales Energy Corp.	10,632,200	225,155	.93

Core Laboratories NV	1,700,000	197,030	.82

MEG Energy Corp.[1]	4,590,000	164,512	.68

Noble Energy, Inc.	1,845,000	156,493	.65

Cobalt International Energy, Inc.[1]	6,490,000	152,515	.63

Denbury Resources Inc.[1]	9,810,800	148,241	.61

Other securities		1,260,741	5.23

		2,809,482	11.64

American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)	Percent of net assets

Health care — 11.14%

Intuitive Surgical, Inc.[1]	993,000	$549,913	2.28%

Gilead Sciences, Inc.[1]	4,700,000	241,016	1.00

Edwards Lifesciences Corp.[1]	2,275,000	235,008	.97

Grifols, SA, Class A1,2	8,575,000	217,503	.90

UnitedHealth Group Inc.	3,690,000	215,865	.89

Incyte Corp.[1,3]	7,910,000	179,557	.74

Regeneron Pharmaceuticals, Inc.[1]	1,471,500	168,075	.70

Baxter International Inc.	3,012,100	160,093	.66

Other securities		722,762	3.00

		2,689,792	11.14

Industrials — 7.66%

Union Pacific Corp.	2,390,000	285,151	1.18

Stericycle, Inc.[1]	3,000,000	275,010	1.14

Boeing Co.	3,000,000	222,900	.92

Other securities		1,066,134	4.42

		1,849,195	7.66

Materials — 7.37%

Barrick Gold Corp.	7,250,000	272,383	1.13

Newmont Mining Corp.	5,430,543	263,436	1.09

Potash Corp. of Saskatchewan Inc.	5,468,212	238,906	.99

FMC Corp.	3,000,000	160,440	.66

Praxair, Inc.	1,475,000	160,377	.66

Other securities		684,494	2.84

		1,780,036	7.37

Consumer staples — 3.98%

Costco Wholesale Corp.	3,215,000	305,425	1.26

Philip Morris International Inc.	2,284,000	199,302	.82

Other securities		457,084	1.90

		961,811	3.98

Telecommunication services — 1.38%

CenturyLink, Inc.	4,160,000	164,279	.68

Crown Castle International Corp.[1]	2,600,000	152,516	.63

Other securities		16,754	.07

		333,549	1.38

Utilities — 0.14%

Other securities		33,992	.14

Miscellaneous — 0.70%

Other common stocks in initial period of acquisition		168,163	.70

Total common stocks (cost: $14,696,626,000)		21,250,688	88.02

American Funds Insurance Series

Growth Fund

Short-term securities — 12.10%	Principal amount (000)	Value (000)	Percent of net assets

Fannie Mae 0.10%–0.19% due 9/5–11/16/2012	$686,100	$685,855	2.85%

Federal Home Loan Bank 0.04%–0.165% due 7/9–12/5/2012	607,049	606,892	2.51

U.S. Treasury Bills 0.043%–0.117% due 7/19–8/9/2012	500,000	499,981	2.07

Wal-Mart Stores, Inc. 0.10%–0.11% due 7/9–7/10/2012[4]	240,000	239,993	.99

NetJets Inc. 0.14% due 7/10/2012[4]	19,500	19,499	.08

Other securities		868,523	3.60

Total short-term securities (cost: $2,920,690,000)		2,920,743	12.10

Total investment securities (cost: $17,617,316,000)		24,171,431	100.12

Other assets less liabilities		(29,092)	(.12)

Net assets		$24,142,339	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)

Incyte Corp.[1]	7,910,000	—	—	7,910,000	$—	$179,557

Harman International Industries, Inc.	2,245,000	1,709,515	200,000	3,754,515	322	148,679

KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	27,229

lululemon athletica inc.[1,6]	7,400,000	—	600,000	6,800,000	—	—

					$322	$355,465

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,445,737,000, which represented 10.13% of the net assets of the fund. This amount includes $2,317,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[4]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $881,655,000, which represented 3.65% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $128,018,000, which represented .53% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

6	Unaffiliated issuer at 6/30/2012.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

International Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets		Percent of net assets
Novartis	3.85%	Ryanair Holdings	1.89%

Samsung Electronics	3.79	Teva Pharmaceutical Industries	1.79

Bayer	2.64	NetEase	1.75

BP	2.28	Nestlé	1.60

Anheuser-Busch InBev	2.19	MTN Group	1.49

Common stocks — 91.11%	Shares	Value (000)	Percent of net assets

Health care — 13.21%

Novartis AG1	5,973,613	$333,208	3.85%

Bayer AG1	3,172,401	228,758	2.64

Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	155,315	1.79

Mindray Medical International Ltd., Class A (ADR)	3,750,000	113,587	1.31

Merck KGaA[1]	679,655	67,824	.78

JSC Pharmstandard (GDR)[1,2]	3,805,800	54,294	.68

JSC Pharmstandard (GDR)[1,2,3]	307,300	4,384

Other securities		186,370	2.16

		1,143,740	13.21

Financials — 13.18%

AIA Group Ltd.[1]	36,381,700	125,442	1.45

Bank of China Ltd., Class H1	228,632,800	87,484	1.01

Sberbank of Russia (ADR)[1]	7,484,000	81,407	.94

Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,056,000	81,149	.94

Prudential PLC[1]	6,570,265	76,126	.88

Housing Development Finance Corp. Ltd.[1]	6,004,000	70,653	.82

Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	53,447	.62

Other securities		564,691	6.52

		1,140,399	13.18

Consumer discretionary — 12.75%

Hyundai Motor Co.[1]	553,500	113,549	1.31

British Sky Broadcasting Group PLC[1]	9,594,500	104,715	1.21

Daimler AG1	2,172,000	97,683	1.13

Li & Fung Ltd.[1]	41,314,000	80,168	.93

Tata Motors Ltd.[1]	15,092,871	65,886	.76

Rakuten, Inc.[1]	5,544,900	57,422	.66

Other securities		584,209	6.75

		1,103,632	12.75

Industrials — 11.88%

Ryanair Holdings PLC (ADR)[2]	5,383,105	163,646	1.89

SMC Corp.[1]	693,900	120,097	1.39

Legrand SA1	2,916,500	99,190	1.14

Bureau Veritas SA1	641,348	57,010	.66

Jardine Matheson Holdings Ltd.[1]	1,113,600	54,230	.63

Other securities		534,135	6.17

		1,028,308	11.88

American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)	Percent of net assets
Information technology — 10.15%

Samsung Electronics Co. Ltd.[1]	309,350	$327,980	3.79%

NetEase, Inc. (ADR)[2]	2,569,735	151,229	1.75

Murata Manufacturing Co., Ltd.[1]	1,253,000	65,730	.76

HOYA Corp.[1]	2,840,600	62,589	.72

Canon, Inc.[1]	1,493,900	59,820	.69

Other securities		211,380	2.44

		878,728	10.15

Consumer staples — 9.65%

Anheuser-Busch InBev NV1	2,436,414	189,414	2.19
Anheuser-Busch InBev NV, VVPR STRIPS[1,2]	1,189,792	1

Nestlé SA1	2,325,800	138,737	1.60

Imperial Tobacco Group PLC[1]	3,200,000	123,127	1.42

Pernod Ricard SA1	579,960	62,042	.72

L’Oréal SA, non-registered shares[1]	376,000	44,046	.69
L’Oréal SA, bonus shares[1]	136,000	15,932

Danone SA1	925,306	57,445	.67

Other securities		204,031	2.36

		834,775	9.65

Materials — 6.23%

Linde AG1	814,600	126,880	1.46

ArcelorMittal[1]	4,308,500	66,558	.77

Nitto Denko Corp.[1]	1,502,200	64,069	.74

Syngenta AG1	170,200	58,103	.67

Other securities		223,790	2.59

		539,400	6.23

Telecommunication services — 5.73%

MTN Group Ltd.[1]	7,474,900	129,209	1.49

SOFTBANK CORP.[1]	2,645,000	98,339	1.14

América Móvil, SAB de CV, Series L (ADR)	2,006,000	52,276	.60

Other securities		216,222	2.50

		496,046	5.73

Energy — 4.43%

BP PLC[1]	29,414,802	197,084	2.28

Royal Dutch Shell PLC, Class B1	2,003,000	69,905	.95
Royal Dutch Shell PLC, Class A1	372,000	12,570

Other securities		103,613	1.20

		383,172	4.43

Utilities — 2.68%

Power Grid Corp. of India Ltd.[1]	58,601,640	119,712	1.38

Other securities		112,333	1.30

		232,045	2.68

Miscellaneous — 1.22%

Other common stocks in initial period of acquisition		105,539	1.22

Total common stocks (cost: $7,057,626,000)		7,885,784	91.11

American Funds Insurance Series

International Fund

Bonds, notes & other debt instruments — 0.05%

	Value (000)	Percent of net assets
Financials — 0.05%

Other securities	$4,526	.05%

Total bonds, notes & other debt instruments (cost: $4,167,000)	4,526	.05

Short-term securities — 8.40%

	Principal amount (000)

Fannie Mae 0.07%–0.14% due 7/16/2012–1/7/2013	$178,100	178,006	2.06

Federal Home Loan Bank 0.118%–0.18% due 8/1–10/18/2012	111,200	111,174	1.28

U.S. Treasury Bills 0.103%–0.116% due 7/19–10/11/2012	76,800	76,790	.89

Freddie Mac 0.05%–0.155% due 7/9–10/15/2012	66,200	66,192	.77

Scotiabank Inc. 0.12%–0.145% due 7/10–7/25/2012	66,000	65,996	.76

Other securities		228,464	2.64

Total short-term securities (cost: $726,637,000)		726,622	8.40

Total investment securities (cost: $7,788,430,000)		8,616,932	99.56

Other assets less liabilities		38,046	.44

Net assets		$8,654,978	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	appreciation at 6/30/2012 (000)
Sales:
Australian dollars	7/10/2012	UBS AG	$10,618	A$11,000	$(628)
Euros	7/18/2012	HSBC Bank	$105,774	€83,950	(480)
Euros	7/24/2012	UBS AG	$199,426	€157,000	703

					$(405)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $7,073,520,000, which represented 81.73% of the net assets of the fund. This amount includes $7,049,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Security did not produce income during the last 12 months.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $268,553,000, which represented 3.10% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets		Percent of net assets
Apple	3.20%	Oracle	1.83%

Philip Morris International	2.65	Comcast	1.81

Microsoft	2.50	Home Depot	1.78

Royal Dutch Shell	2.17	Gilead Sciences	1.68

AT&T	1.95	CSX	1.56

Common stocks — 88.70%

	Shares	Value (000)	Percent of net assets
Information technology — 15.73%

Apple Inc.[1]	1,285,000	$750,440	3.20%

Microsoft Corp.	19,158,400	586,055	2.50

Oracle Corp.	14,435,000	428,720	1.83

Intel Corp.	10,011,900	266,817	1.14

Yahoo! Inc.[1]	13,774,400	218,049	.93

Computer Sciences Corp.[2]	8,034,513	199,417	.85

Texas Instruments Inc.	5,825,000	167,119	.71

Other securities		1,072,982	4.57

		3,689,599	15.73

Consumer discretionary — 14.38%

Comcast Corp., Class A	12,305,507	393,407	1.81
Comcast Corp., Class A, special nonvoting shares	1,000,000	31,400

Home Depot, Inc.	7,875,000	417,296	1.78

Amazon.com, Inc.[1]	1,490,000	340,241	1.45

News Corp., Class A	14,500,200	323,209	1.38

Time Warner Cable Inc.	3,597,601	295,363	1.26

Time Warner Inc.	6,756,667	260,132	1.11

Mattel, Inc.	7,000,000	227,080	.97

General Motors Co.[1]	7,796,330	153,744	.65

Other securities		930,976	3.97

		3,372,848	14.38

Health care — 11.22%

Gilead Sciences, Inc.[1]	7,701,000	394,907	1.68

Amgen Inc.	3,990,400	291,459	1.24

Abbott Laboratories	4,095,000	264,005	1.13

Edwards Lifesciences Corp.[1]	2,250,000	232,425	.99

Alexion Pharmaceuticals, Inc.[1]	2,340,000	232,362	.99

Biogen Idec Inc.[1]	1,528,000	220,612	.94

Merck & Co., Inc.	4,603,090	192,179	.82

Other securities		803,982	3.43

		2,631,931	11.22

Industrials — 11.03%

CSX Corp.	16,332,669	365,198	1.56

United Parcel Service, Inc., Class B	2,726,400	214,731	.92

United Technologies Corp.	2,806,400	211,967	.90

General Electric Co.	9,200,000	191,728	.82

General Dynamics Corp.	2,707,000	178,554	.76

Precision Castparts Corp.	1,047,710	172,338	.73

Union Pacific Corp.	1,382,974	165,003	.70

3M Co.	1,706,000	152,858	.65

Norfolk Southern Corp.	2,109,687	151,412	.65

Other securities		782,991	3.34

		2,586,780	11.03

American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)	Percent of net assets

Energy — 9.11%

Royal Dutch Shell PLC, Class A (ADR)	4,185,000	$282,195	2.17%
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	115,552
Royal Dutch Shell PLC, Class B3	3,219,816	112,372

Schlumberger Ltd.	4,690,000	304,428	1.30

Chevron Corp.	2,376,200	250,689	1.07

Apache Corp.	2,762,000	242,752	1.03

EOG Resources, Inc.	2,313,353	208,456	.89

Baker Hughes Inc.	3,870,000	159,057	.68

Other securities		462,341	1.97

		2,137,842	9.11

Consumer staples — 7.82%

Philip Morris International Inc.	7,114,500	620,811	2.65

Kraft Foods Inc., Class A	5,932,447	229,111	.98

Coca-Cola Co.	2,667,700	208,588	.89

CVS/Caremark Corp.	3,000,000	140,190	.59

Other securities		635,876	2.71

		1,834,576	7.82

Financials — 5.75%

State Street Corp.	4,221,000	188,425	.80

Other securities		1,159,711	4.95

		1,348,136	5.75

Materials — 4.71%

Dow Chemical Co.	11,009,100	346,787	1.48

Other securities		758,552	3.23

		1,105,339	4.71

Telecommunication services — 4.45%

AT&T Inc.	12,850,000	458,231	1.95

Crown Castle International Corp.[1]	2,948,600	172,965	.74

Other securities		412,720	1.76

		1,043,916	4.45

Utilities — 1.17%

Other securities		274,909	1.17

Miscellaneous — 3.33%

Other common stocks in initial period of acquisition		781,390	3.33

Total common stocks (cost: $16,339,938,000)		20,807,266	88.70

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.07%	Value (000)	Percent of net assets
Miscellaneous — 0.07%

Other preferred securities in initial period of acquisition	$16,477	.07%

Total preferred securities (cost: $15,000,000)	16,477	.07

Rights & warrants — 0.01%

Other — 0.01%

Other securities	1,409	.01

Total rights & warrants (cost: $10,039,000)	1,409	.01

Convertible securities — 0.51%

Other — 0.34%

Other securities	80,305	.34

Miscellaneous — 0.17%

Other convertible securities in initial period of acquisition	40,378	.17

Total convertible securities (cost: $119,351,000)	120,683	.51

Bonds, notes & other debt instruments — 0.36%

Other — 0.36%

Other securities	84,202	.36

Total bonds, notes & other debt instruments (cost: $78,574,000)	84,202	.36

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 10.30%	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury Bills 0.07%–0.147% due 7/19–11/15/2012	$564,700	$564,569	2.41%

Freddie Mac 0.07%–0.19% due 7/2/2012–4/1/2013	399,275	399,068	1.70

Fannie Mae 0.07%–0.15% due 7/16–12/5/2012	356,200	356,156	1.52

Federal Home Loan Bank 0.11%–0.20% due 7/6–12/20/2012	187,000	186,963	.80

Coca-Cola Co. 0.13%–0.18% due 7/10–8/24/2012[4]	173,500	173,471	.74

Merck & Co. Inc. 0.12% due 7/17–8/17/2012[4]	90,000	89,992	.38

Abbott Laboratories 0.15%–0.17% due 9/5–9/17/2012[4]	70,800	70,780	.30

Other securities		575,448	2.45

Total short-term securities (cost: $2,416,410,000)		2,416,447	10.30

Total investment securities (cost: $18,979,312,000)		23,446,484	99.95

Other assets less liabilities		10,872	.05

Net assets		$23,457,356	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $6,765,000, at a cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)

Computer Sciences Corp.	—	8,034,513	—	8,034,513	$1,607	$199,417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,209,910,000, which represented 5.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $838,557,000, which represented 3.57% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund	unaudited

Summary investment portfolio June 30, 2012

Largest individual equity securities	Percent of net assets		Percent of net assets
Comcast	2.15%	Johnson & Johnson	1.76%

Merck	2.09	Gilead Sciences	1.59

Oracle	2.05	Microsoft	1.56

Home Depot	1.89	Boeing	1.51

Kinder Morgan	1.84	ACE	1.46

Common stocks — 74.07%	Shares	Value (000)	Percent of net assets

Financials — 10.32%

ACE Ltd.	2,320,000	$171,982	1.46%

American Tower Corp.	2,450,000	171,280	1.45

Goldman Sachs Group, Inc.	1,750,000	167,755	1.42

American Express Co.	2,600,000	151,346	1.28

JPMorgan Chase & Co.	2,500,000	89,325	.76

Citigroup Inc.	2,750,000	75,377	.64

Other securities		390,917	3.31

		1,217,982	10.32

Consumer discretionary — 10.21%

Comcast Corp., Class A	7,950,000	254,161	2.15

Home Depot, Inc.	4,200,000	222,558	1.89

McDonald’s Corp.	1,060,000	93,842	.79

VF Corp.	700,000	93,415	.79

Amazon.com, Inc.[1]	400,000	91,340	.77

DIRECTV, Class A1	1,850,000	90,317	.77

Other securities		359,480	3.05

		1,205,113	10.21

Health care — 10.12%

Merck & Co., Inc.	5,900,000	246,325	2.09

Johnson & Johnson	3,075,000	207,747	1.76

Gilead Sciences, Inc.[1]	3,650,000	187,172	1.59

Cardinal Health, Inc.	3,340,000	140,280	1.19

Baxter International Inc.	2,510,000	133,406	1.13

UnitedHealth Group Inc.	1,600,000	93,600	.79

Bristol-Myers Squibb Co.	2,500,000	89,875	.76

Other securities		95,177	.81

		1,193,582	10.12

Information technology — 9.37%

Oracle Corp.	8,130,000	241,461	2.05

Microsoft Corp.	6,000,000	183,540	1.56

Apple Inc.[1]	210,000	122,640	1.04

ASML Holding NV (New York registered)	2,250,000	115,695	.98

Texas Instruments Inc.	3,500,000	100,415	.85

Other securities		342,020	2.89

		1,105,771	9.37

Energy — 8.94%

Kinder Morgan, Inc.	6,740,000	217,163	1.84

Chevron Corp.	1,525,000	160,887	1.37

Other securities		676,413	5.73

		1,054,463	8.94

American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)	Percent of net assets

Industrials — 6.79%

Boeing Co.	2,400,000	$178,320	1.51%

General Electric Co.	6,050,000	126,082	1.07

Lockheed Martin Corp.	1,300,000	113,204	.96

Parker Hannifin Corp.	1,000,000	76,880	.65

Other securities		306,568	2.60

		801,054	6.79

Materials — 5.46%

FMC Corp.	2,500,000	133,700	1.13

Dow Chemical Co.	4,080,000	128,520	1.09

LyondellBasell Industries NV, Class A	2,500,000	100,675	.86

Rio Tinto PLC[2]	1,681,753	80,320	.68

Other securities		200,496	1.70

		643,711	5.46

Consumer staples — 4.48%

Unilever NV (New York registered)	2,930,000	97,715	.83

Coca-Cola Co.	1,000,000	78,190	.66

Philip Morris International Inc.	870,000	75,916	.64

Nestlé SA (ADR)	1,250,000	74,675	.63

Other securities		202,255	1.72

		528,751	4.48

Utilities — 3.24%

PG&E Corp.	2,785,000	126,077	1.07

Edison International	1,980,000	91,476	.78

FirstEnergy Corp.	1,715,000	84,361	.71

Exelon Corp.	2,120,000	79,754	.68

		381,668	3.24

Telecommunication services — 0.88%

AT&T Inc.	2,900,000	103,414	.88

Miscellaneous — 4.26%

Other common stocks in initial period of acquisition		503,017	4.26

Total common stocks (cost: $7,007,408,000)		8,738,526	74.07

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.01%		Value (000)	Percent of net assets

Consumer discretionary — 0.01%

Other securities		$1,432	.01%

Total rights & warrants (cost: $432,000)		1,432	.01

Convertible securities — 0.03%

Consumer discretionary — 0.03%

Other securities		3,289	.03

Total convertible securities (cost: $1,973,000)		3,289	.03

Bonds, notes & other debt instruments — 22.13%	Principal amount (000)

Mortgage-backed obligations[3] — 7.28%

Fannie Mae:
3.50% 2042	$82,483	86,736	5.87
4.50% 2042	88,000	94,435
6.00% 2042	85,000	93,407
0%–7.50% 2021–2047	391,556	418,387

Freddie Mac 2.086%–6.955% 2019–2041[4]	63,067	67,798	.58

Other securities		98,149	.83

		858,912	7.28

Bonds & notes of U.S. government & government agencies — 6.57%

U.S. Treasury:
1.375% 2013	89,458	90,344	6.15
0.75%–7.25% 2013–2041[5]	542,082	635,628

Freddie Mac 1.00%–1.75% 2015–2017	32,000	32,815	.28

Fannie Mae 6.25% 2029	9,575	13,779	.12

Other securities		3,044	.02

		775,610	6.57

Financials — 1.43%

Murray Street Investment Trust I 4.647% 2017	5,000	5,017	.04

American Tower Corp. 4.625% 2015	3,595	3,808	.03

Other securities		160,421	1.36

		169,246	1.43

Health care — 1.42%

Cardinal Health, Inc. 5.80% 2016	4,500	5,216	.04

Gilead Sciences, Inc. 3.05% 2016	4,300	4,546	.04

Other securities		157,183	1.34

		166,945	1.42

Industrials — 1.17%

General Electric Capital Corp. 4.65% 2021	3,000	3,341	.03

Other securities		134,958	1.14

		138,299	1.17

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 1.03%

Comcast Corp. 5.65%–6.95% 2035–2037	$6,875	$8,581	.07%

Other securities		112,770	.96

		121,351	1.03

Other — 3.23%

Other securities		380,268	3.23

Total bonds, notes & other debt instruments (cost: $2,521,860,000)		2,610,631	22.13

Short-term securities — 6.58%

Freddie Mac 0.08%–0.18% due 7/2/2012–3/15/2013	138,177	138,043	1.17

U.S. Treasury Bills 0.075%–0.147% due 7/26–12/6/2012	106,650	106,626	.90

Federal Home Loan Bank 0.11%–0.17% due 7/6–11/14/2012	103,250	103,234	.88

Coca-Cola Co. 0.14%–0.17% due 7/20–8/9/2012[6]	74,300	74,291	.63

Fannie Mae 0.09%–0.11% due 8/1–8/28/2012	48,600	48,593	.41

Merck & Co. Inc. 0.15% due 7/9/2012[6]	24,000	24,000	.20

Johnson & Johnson 0.17% due 11/1/2012[6]	23,200	23,184	.20

Other securities		258,771	2.19

Total short-term securities (cost: $776,752,000)		776,742	6.58

Total investment securities (cost: $10,308,425,000)		12,130,620	102.82

Other assets less liabilities		(332,648)	(2.82)

Net assets		$11,797,972	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,657,000, an aggregate cost of $7,631,000, and which represented .06% of the net assets of the fund) were acquired from 4/30/2010 to 3/15/2012 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $487,764,000, which represented 4.13% of the net assets of the fund. This amount includes $480,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[4]	Coupon rate may change periodically.

[5]	Index-linked bond whose principal amount moves with a government price index.

[6]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $685,266,000, which represented 5.81% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

High-Income Bond Fund	unaudited

Summary investment portfolio June 30, 2012

Largest holdings by issuer	Percent of net assets		Percent of net assets
First Data	2.95%	Univision Communications	1.37%

Sprint Nextel	2.85	Revel Holdings	1.36

Realogy	2.70	CIT Group	1.35

MGM Resorts International	2.38	Frontier Communications	1.32

Clearwire	1.82	Boyd Gaming	1.28

Bonds, notes & other debt instruments — 90.62%	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 21.00%

MGM Resorts International:
6.75% 2013[1]	$10,820	$11,131
5.875% 2014[1]	10,080	10,382	2.38%
6.625%–13.00% 2012–2022[1]	23,335	24,667

Univision Communications Inc.:
Term Loan B, 4.495% 2017[1,2,3]	21,564	20,457	1.37
8.50% 2021[1,4]	5,995	6,070

Revel Entertainment:
Term Loan B, 9.00% 2017[1,2,3]	18,925	16,197	1.29
12.00% 2018[1,5,6]	11,902	8,714

Boyd Gaming Corp.:
9.125% 2018	9,190	9,512	1.28
6.75%–9.00% 2014–2020[4]	15,400	15,310

EchoStar DBS Corp 7.125%–7.75% 2015–2016	2,000	2,218	1.20
DISH DBS Corp. 4.625%–7.875% 2017–2022[4]	20,190	20,936

Charter Communications, Inc. 13.50% 2016	122	137
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.			1.01
7.25%–8.125% 2017–2020	13,775	15,120
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00%–7.375% 2019–2020	4,000	4,378

Needle Merger Sub Corp. 8.125% 2019[4]	12,955	12,955	.67

CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,667	.66

Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[1,2,3]	11,540	11,433	.59

Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	8,900	9,745	.50

Other securities		194,720	10.05

		406,749	21.00

Telecommunication services — 11.45%

Nextel Communications, Inc.:
Series D, 7.375% 2015	20,630	20,759
5.95%–6.875% 2013–2014	9,515	9,577
Sprint Nextel Corp.:			2.85
8.375% 2017	9,250	9,527
6.00%–11.50% 2016–2021[4]	14,200	15,336

Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015[4]	15,515	14,196
Series B, 12.00% 2015[4]	13,480	12,334	1.82
12.00%–14.75% 2016–2017[4]	10,385	8,722

Frontier Communications Corp.:
8.25% 2017	9,350	10,098	1.32
7.875%–9.25% 2015–2022	14,425	15,520

Cricket Communications, Inc.:
7.75% 2016	13,235	14,112	1.22
7.75%–10.00% 2015–2020	9,434	9,509

Wind Acquisition SA:
11.75% 2017[4]	17,118	13,908
7.25% 2018[4]	5,400	4,752	1.20
7.375% 2018	€4,075	4,461

LightSquared, Term Loan B, 12.00% 2014[2,3,6,7]	$17,291	11,780	.61

Other securities		47,104	2.43

		221,695	11.45

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Industrials — 11.28%

CEVA Group PLC:
12.75% 2020[4]	$11,440	$10,439	1.16%
8.375%–11.625% 2016–2018[4]	12,170	12,081

Hawker Beechcraft Acquisition Co., LLC:
Debtor in Possession Delayed Draw, 9.75% 2012[1,2,3]	4,247	4,326	1.16
Letter of Credit, 2.361% 2014[1,2,3]	823	469
Term Loan B, 4.25% 2014[1,2,3]	25,990	14,815
Term Loan B, 10.75% 2014[1,2,3]	1,952	1,135
8.50%–9.75% 2015–2017[6,7]	11,033	1,772

Ply Gem Industries, Inc.:
13.125% 2014	5,635	5,734	1.16
8.25% 2018	16,910	16,656

Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	17,102	.88

DAE Aviation Holdings, Inc. 11.25% 2015[4]	10,871	11,251	.58

Euramax International, Inc. 9.50% 2016	10,880	9,656	.50

Other securities		113,069	5.84

		218,505	11.28

Financials — 10.39%

Realogy Corp.:
Term Loan B, 4.491% 2016[1,2,3]	16,963	16,070	2.70
Letter of Credit, 4.77% 2016[1,2,3]	1,290	1,222
Second Lien Term Loan A, 13.50% 2017[1,2,3]	18,315	18,832
7.875% 2019[1,4]	13,800	13,559
7.625%–9.00% 2020[1,4]	2,500	2,589

CIT Group Inc.:
Series C, 4.75% 2015[1,4]	11,365	11,678
5.00% 2017[1]	9,800	10,100	1.35
Series C, 5.50%–7.00% 2016–2019[1,4]	4,250	4,324

International Lease Finance Corp.:
4.875% 2015[1]	21,320	21,442	1.25
5.00%–8.625% 2012–2015[1]	2,490	2,712

Other securities		98,665	5.09

		201,193	10.39

Health care — 9.57%

Quintiles, Term Loan B, 5.00% 2018[1,2,3]	16,113	15,982	.83

VWR Funding, Inc., Series B, 10.25% 2015[6]	15,402	15,942	.82

inVentiv Health Inc. 10.00% 2018[4]	13,945	12,062	.62

PTS Acquisition Corp. 9.50% 2015[6]	11,443	11,772	.61

Bausch & Lomb Inc. 9.875% 2015	10,700	11,235	.58

Tenet Healthcare Corp. 7.375% 2013	10,335	10,645	.55

Other securities		107,744	5.56

		185,382	9.57

American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets

Information technology — 7.49%

First Data Corp.:
11.25% 2016[1]	$15,395	$14,587
Term Loan D, 5.245% 2017[1,2,3]	6,737	6,438
12.625% 2021[1]	10,552	10,618	2.95%
8.75% 2022[1,4,6]	9,554	9,673
7.375%–10.55% 2015–2021[1,4,6]	15,668	15,891

SRA International, Inc.:
Term Loan B, 6.50% 2018[1,2,3]	14,502	14,090	1.14
11.00% 2019[1]	7,835	7,913

NXP BV and NXP Funding LLC 9.75% 2018[1,4]	8,475	9,704	.50

Other securities		56,079	2.90

		144,993	7.49

Energy — 6.51%

NGPL PipeCo LLC 9.625% 2019[1,4]	13,650	14,674	.76

Other securities		111,395	5.75

		126,069	6.51

Materials — 5.34%

Reynolds Group 7.125%–9.875% 2016–2019[4]	19,730	20,489	1.06

Georgia Gulf Corp. 9.00% 2017[4]	13,305	14,902	.77

Inmet Mining Corp. 8.75% 2020[4]	10,980	10,925	.57

Other securities		57,009	2.94

		103,325	5.34

Consumer staples — 3.20%

Rite Aid Corp. 10.25% 2019[1]	8,995	10,164	.52

Other securities		51,870	2.68

		62,034	3.20

Other — 4.39%

Other securities		85,181	4.39

Total bonds, notes & other debt instruments (cost: $1,759,154,000)		1,755,126	90.62

American Funds Insurance Series

High-Income Bond Fund

Convertible securities — 0.15%		Value (000)	Percent of net assets

Other — 0.15%

Other securities		$2,898	.15%

Total convertible securities (cost: $2,275,000)		2,898	.15

Preferred securities — 0.49%

Financials — 0.49%

Other securities		9,455	.49

Total preferred securities (cost: $8,161,000)		9,455	.49

Common stocks — 0.36%

Other — 0.36%

Other securities		6,979	.36

Total common stocks (cost: $6,496,000)		6,979	.36

Rights & warrants — 0.08%	Shares

Consumer discretionary — 0.08%

Revel Holdings, Inc., warrants, expire 2021[5,8,9]	5,250	1,312	.07

Other securities		196	.01

Total rights & warrants (cost: $164,000)		1,508	.08

Short-term securities — 6.39%	Principal amount (000)

Variable Funding Capital Company LLC 0.25% due 7/2/2012[4]	$27,700	27,700	1.43

Coca-Cola Co. 0.19% due 8/20/2012[4]	21,500	21,495	1.11

Regents of the University of California 0.28% due 10/10/2012	20,000	19,984	1.03

Wal-Mart Stores, Inc. 0.13% due 7/30/2012[4]	17,700	17,698	.91

U.S. Treasury Bill 0.12% due 11/15/2012	12,800	12,794	.66

Estée Lauder Companies Inc. 0.12% due 7/24/2012[4]	10,000	9,999	.52

Other securities		14,199	.73

Total short-term securities (cost: $123,868,000)		123,869	6.39

Total investment securities (cost: $1,900,118,000)		1,899,835	98.09

Other assets less liabilities		37,003	1.91

Net assets		$1,936,838	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount
	Settlement date	Counterparty	Receive (000)	Deliver (000)	Unrealized depreciation at 6/30/2012 (000)

Sales:
Euros	7/9/2012	HSBC Bank	$591	€475	$(11)
Euros	7/18/2012	JPMorgan Chase	$3,654	€2,900	(16)
Euros	7/25/2012	Bank of New York Mellon	$5,025	€4,000	(38)

					$(65)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[3]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $235,767,000, which represented 12.17% of the net assets of the fund.

[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $613,532,000, which represented 31.68% of the net assets of the fund.

5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	$11,456	$8,714	.45%

Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	1,312	.07

Other restricted securities		4,131	3,752	.19

Total restricted securities		$15,587	$13,778	.71%

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

[7]	Scheduled interest and/or principal payment was not received.

[8]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $11,234,000, which represented .58% of the net assets of the fund.

[9]	Security did not produce income during the last 12 months.

Key to symbol

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund	unaudited

Summary investment portfolio June 30, 2012

Bonds, notes & other debt instruments — 89.58%	Principal amount (000)	Value (000)	Percent of net assets

Federal agency mortgage-backed obligations[1] — 56.08%

Fannie Mae:
3.00% 2027[2]	$266,452	$279,275
6.00% 2038	86,573	95,417
6.00% 2038	39,366	43,407
3.50% 2042[2]	136,475	143,512
4.00% 2042[2]	38,063	40,531	38.37%
4.50% 2042[2]	189,515	203,373
5.50% 2042[2]	65,220	71,151
6.00% 2042[2]	64,336	70,699
0%–11.379% 2012–2042[2,3]	491,098	530,438

Government National Mortgage Assn.:
3.50% 2042[2]	44,030	47,112
4.00% 2042[2]	32,575	35,588	8.36
3.00%–6.50% 2025–2058[2,3]	219,394	239,184

Freddie Mac:
5.50% 2038	50,534	54,948
4.00% 2041	34,153	36,311	7.56
0%–6.00% 2014–2041[2,3]	185,646	199,781

Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	28,723	31,209	1.54
Series 2010-1, Class DA, 4.25% 2035	24,769	28,123

Other securities		9,787	.25

		2,159,846	56.08

U.S. Treasury bonds & notes — 21.21%

U.S. Treasury:
1.375% 2012	35,090	35,248
1.125% 2013	84,233	84,933
1.375% 2013	37,550	37,827
2.125% 2015	40,000	42,241
11.25% 2015	50,680	64,993	21.21
2.50% 2017	35,500	38,556
1.75% 2022	33,190	33,492
3.875% 2040	30,322	37,381
4.625% 2040	40,285	55,801
0.75%–8.125% 2012–2042[4]	338,192	386,216

		816,688	21.21

Federal agency bonds & notes — 12.09%

Federal Home Loan Bank:
0.875% 2012	36,285	36,325
1.75% 2012	30,350	30,422
1.875% 2013	27,355	27,789	7.24
3.625% 2013	68,220	71,165
5.50% 2014	48,660	53,718
0.25%–4.125% 2012–2020	56,965	59,348

Freddie Mac 0.375%–2.375% 2014–2022	58,000	59,182	1.54

Fannie Mae:
0.75% 2013	37,750	37,935	1.15
0.50%–6.625% 2015–2030	5,400	6,247

Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%–2.625% 2014	23,500	24,243	.63

Other securities		59,422	1.53

		465,796	12.09

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments		Value (000)	Percent of net assets

Bonds & notes of government agencies outside the U.S. — 0.20%

Other securities		$7,561	.20%

Total bonds, notes & other debt instruments (cost: $3,339,916,000)		3,449,891	89.58

Short-term securities — 36.72%	Principal amount (000)

Coca-Cola Co. 0.14%–0.22% due 8/1–10/9/2012[5]	$103,730	103,692	2.69

NetJets Inc. 0.13%–0.14% due 7/2–8/1/2012[5]	103,600	103,594	2.69

Google Inc. 0.11%–0.14% due 7/9–8/8/2012[5]	100,000	99,992	2.60

Emerson Electric Co. 0.13%–0.15% due 7/9–8/8/2012[5]	86,000	85,992	2.23

Abbott Laboratories 0.11%–0.20% due 7/11–9/5/2012[5]	84,000	83,988	2.18

Merck & Co. Inc. 0.12%–0.15% due 7/9–8/21/2012[5]	79,000	78,990	2.05

Paccar Financial Corp. 0.12%–0.16% due 7/2–7/31/2012	77,400	77,392	2.01

National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 7/12–7/23/2012	75,700	75,694	1.96

Wells Fargo & Co. 0.18% due 9/24/2012	50,000	49,951	1.96
Variable Funding Capital Company LLC 0.16%–0.25% due 7/2–7/24/2012[5]	25,700	25,699

Straight-A Funding LLC 0.16%–0.18% due 7/19–9/4/2012[5]	71,200	71,182	1.85

Wal-Mart Stores, Inc. 0.12%–0.14% due 7/16–7/30/2012[5]	66,500	66,495	1.73

Pfizer Inc 0.12% due 7/19/2012[5]	60,000	59,996	1.56

eBay Inc. 0.17% due 9/19/2012[5]	60,000	59,976	1.56

Federal Farm Credit Banks 0.13%–0.15% due 11/13–12/26/2012	53,000	52,965	1.37

Texas Instruments Inc. 0.13% due 8/2/2012[5]	50,000	49,994	1.30

PepsiCo Inc. 0.12% due 8/14/2012[5]	50,000	49,990	1.30

Private Export Funding Corp. 0.14%–0.21% due 7/9–8/6/2012[5]	45,000	44,993	1.17

Procter & Gamble Co. 0.12%–0.13% due 7/6–7/10/2012[5]	41,700	41,699	1.08

Regents of the University of California 0.15% due 8/7/2012	35,000	34,994	.91

John Deere Credit Ltd. 0.14%–0.15% due 7/6–7/11/2012[5]	30,700	30,699	.80

Medtronic Inc. 0.17% due 10/25/2012[5]	30,000	29,975	.78

Federal Home Loan Bank 0.11% due 7/20/2012	12,900	12,899	.33

Other securities		23,457	.61

Total short-term securities (cost: $1,414,340,000)		1,414,298	36.72

Total investment securities (cost: $4,754,256,000)		4,864,189	126.30
Other assets less liabilities		(1,013,049)	(26.30)

Net assets		$3,851,140	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[2]	A portion or all of the security purchased on a TBA basis.

[3]	Coupon rate may change periodically.

[4]	Index-linked bond whose principal amount moves with a government price index.

[5]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,099,978,000, which represented 28.56% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Cash Management Fund	unaudited

Investment portfolio June 30, 2012

Short-term securities — 100.63%	Principal amount (000)	Value (000)	Percent of net assets

Commercial paper — 54.99%

Pfizer Inc 0.10% due 7/17/2012[1]	$20,800	$20,799	3.77%

National Rural Utilities Cooperative Finance Corp. 0.15% due 7/24/2012	20,000	19,998	3.63

Novartis Securities Investment Ltd. 0.15% due 8/2/2012[1]	20,000	19,997	3.63

Thunder Bay Funding, LLC 0.22% due 8/14/2012[1]	20,000	19,993	3.63

Medtronic Inc. 0.12% due 7/26/2012[1]	17,000	16,999	3.09

Paccar Financial Corp. 0.12%–0.13% due 7/11–7/25/2012	16,000	15,999	2.90

Province of Ontario 0.12% due 7/18/2012	16,000	15,999	2.90

Scotiabank Inc. 0.14%–0.145% due 7/9–7/10/2012[1]	14,400	14,400	2.61

Variable Funding Capital Company LLC 0.16% due 7/18–7/19/2012[1]	14,400	14,399	2.61

Emerson Electric Co. 0.12% due 7/2/2012[1]	14,000	14,000	2.54

NetJets Inc. 0.13% due 7/13/2012[1]	13,000	12,999	2.36

Toronto-Dominion Holdings USA Inc. 0.15% due 7/17/2012[1]	13,000	12,999	2.36

Roche Holdings, Inc. 0.11% due 7/9/2012[1]	12,000	12,000	2.18

Kimberly-Clark Worldwide Inc. 0.12% due 7/12/2012[1]	12,000	11,999	2.18

Wal-Mart Stores, Inc. 0.12% due 7/16/2012[1]	11,300	11,299	2.05

Regents of the University of California 0.15% due 8/16/2012	10,100	10,098	1.83

National Australia Funding (Delaware) Inc. 0.07% due 7/2/2012[1]	10,000	10,000	1.82

Nordea North America, Inc. 0.14% due 7/6/2012	10,000	10,000	1.82

Abbott Laboratories 0.12% due 7/11/2012[1]	10,000	10,000	1.82

Harvard University 0.13% due 7/20/2012	10,000	9,999	1.81

Commonwealth Bank of Australia 0.16% due 7/19/2012[1]	10,000	9,999	1.81

Estée Lauder Companies Inc. 0.13% due 7/17/2012[1]	5,000	5,000	.91

BASF AG 0.17% due 7/2/2012[1]	4,000	4,000	.73

		302,975	54.99

U.S. Treasuries — 27.34%

U.S. Treasury Bills 0.078%–0.145% due 8/2/2012–1/10/2013	150,700	150,651	27.34

Federal agency discount notes — 18.30%

Federal Home Loan Bank 0.08%–0.13% due 7/6–8/29/2012	68,500	68,495	12.43

Tennessee Valley Authority 0.09% due 7/12/2012	16,868	16,868	3.06

Freddie Mac 0.11% due 8/27/2012	9,500	9,499	1.72

Fannie Mae 0.10% due 8/20/2012	6,000	5,999	1.09

		100,861	18.30

Total investment securities (cost: $554,477,000)		554,487	100.63

Other assets less liabilities		(3,488)	(.63)

Net assets		$550,999	100.00%

[1]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,882,000, which represented 40.09% of the net assets of the fund.

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2012

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$246,562	$4,908,469	$3,256,940	$23,815,966	$8,616,932
Affiliated issuers	—	—	59,241	355,465	—
Cash denominated in currencies other than U.S. dollars	—	670	622	—	2,078
Cash	241	159	93	277	121
Unrealized appreciation on open forward currency contracts	—	—	—	—	703
Receivables for:
Sales of investments	1,754	24,689	76,968	86,985	9,410
Sales of fund’s shares	6	8,497	4,886	30,274	20,516
Closed forward currency contracts	—	—	—	—	—
Dividends and interest	324	11,297	3,927	26,217	33,045
Other assets	—	—	—	—	—
	248,887	4,953,781	3,402,677	24,315,184	8,682,805
Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	28	—	1,108
Payables for:
Purchases of investments	600	2,391	15,587	88,224	1,085
Repurchases of fund’s shares	297	3,096	14,464	74,328	20,881
Closed forward currency contracts	—	—	—	—	—
Investment advisory services	115	2,084	1,917	6,341	3,399
Distribution services	43	711	499	3,400	1,030
Administrative services	2	39	27	195	69
Trustees’ deferred compensation	1	22	13	303	139
Non-U.S. taxes	—	39	—	—	—
Other	1	37	296	54	116
	1,059	8,419	32,831	172,845	27,827
Net assets at June 30, 2012 (total: $103,833,825)	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978
Investment securities, at cost:
Unaffiliated issuers	$211,475	$3,941,110	$3,034,380	$17,290,168	$7,788,430
Affiliated issuers	—	—	$100,999	$327,148	—
Cash denominated in currencies other than U.S. dollars, at cost	—	$670	$622	—	$2,078

Net assets consist of:
Capital paid in on shares of beneficial interest	$234,955	$4,514,841	$3,526,533	$20,464,952	$9,046,462
Undistributed (distributions in excess of) net investment income	725	29,404	(41,178)	48,330	80,565
(Accumulated) undistributed net realized (loss) gain	(22,939)	(566,150)	(296,575)	(2,925,073)	(1,299,586)
Net unrealized appreciation	35,087	967,267	181,066	6,554,130	827,537
Net assets at June 30, 2012	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$29,959	$1,358,533	$875,913	$7,237,996	$3,433,278
Shares outstanding	2,364	64,243	48,229	128,726	216,112
Net asset value per share	$12.67	$21.15	$18.16	$56.23	$15.89
Class 2:
Net assets (total: $63,994,515)	$217,869	$3,586,829	$2,493,933	$16,716,081	$5,179,674
Shares outstanding	17,286	170,741	139,470	299,817	327,374
Net asset value per share	$12.60	$21.01	$17.88	$55.75	$15.82
Class 3:
Net assets (total: $492,682)	—	—	—	$188,262	$42,026
Shares outstanding	—	—	—	3,347	2,644
Net asset value per share	—	—	—	$56.25	$15.89

See end of Statements of Assets & Liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$2,238,644	$4,707,415	$1,952,761	$23,247,067	$250,059		$12,130,620	$133,659		$10,421,170	$2,499,468
—	—	6,955	199,417	—		—	—		—	—
2,368	—	608	87	164		—	7		—	—
207	53	249	64	94		4,830	118		2,276	98
—	—	—	—	—		—	3		281	238

1,481	—	11,544	23,812	416		123,230	2,592		928,804	67,994
15,355	37,728	150	5,594	17,990		6,873	87		5,002	1,352
5	—	—	—	—		—	—	*	21	139
10,843	8,934	7,313	40,481	1,242		42,644	659		64,503	24,424
118	—	—	—	—		—	—		—	—
2,269,021	4,754,130	1,979,580	23,516,522	269,965		12,308,197	137,125		11,422,057	2,593,713

35	—	—	—	—		—	14		598	2,329

3,492	64,575	3,126	30,703	—		466,835	6,465		2,339,436	208,099
1,709	5,235	2,167	20,136	70		39,300	58		10,596	2,810
76	—	—	—	—		—	5		—	127
1,318	1,535	943	5,076	137		2,774	68		2,748	1,031
263	689	361	2,699	42		1,053	20		1,041	342
18	37	16	187	2		94	1		75	19
7	15	5	348	—	*	90	—	*	30	4
572	—	—	—	—		—	—		—	—
69	1	15	17	4		79	1		8	29
7,559	72,087	6,633	59,166	255		510,225	6,632		2,354,532	214,790
$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$1,907,826	$3,990,889	$1,745,049	$18,763,205	$233,258		$10,308,425	$132,026		$10,066,084	$2,427,803
—	—	$15,879	$216,107	—		—	—		—	—
$2,368	—	$608	$87	$164		—	$7		—	—

$1,991,357	$4,495,883	$2,313,606	$21,301,447	$260,207		$10,267,152	$128,889		$8,580,757	$2,268,026
6,504	48,364	15,882	200,150	4,131		113,318	1,101		100,971	21,838
(66,594)	(578,728)	(555,309)	(2,511,367)	(11,423)		(404,701)	(1,116)		31,107	19,692
330,195	716,524	198,768	4,467,126	16,795		1,822,203	1,619		354,690	69,367
$2,261,462	$4,682,043	$1,972,947	$23,457,356	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923

$939,235	$1,249,361	$166,058	$9,894,960	$55,648		$6,577,718	$29,547		$3,996,711	$720,322
45,639	128,267	17,162	274,840	3,903		378,503	3,021		354,328	59,535
$20.58	$9.74	$9.68	$36.00	$14.26		$17.38	$9.78		$11.28	$12.10

$1,322,227	$3,432,682	$1,806,889	$13,391,389	$214,062		$5,182,523	$100,946		$5,070,814	$1,658,601
64,798	355,415	187,277	374,519	15,069		300,543	10,343		454,826	137,759
$20.41	$9.66	$9.65	$35.76	$14.21		$17.24	$9.76		$11.15	$12.04

—	—	—	$171,007	—		$37,731	—		—	—
—	—	—	4,748	—		2,171	—		—	—
—	—	—	$36.02	—		$17.38	—		—	—

American Funds Insurance Series

Statements of assets & liabilities at June 30, 2012	unaudited

	(dollars and shares in thousands, except per-share amounts	)

	High-Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,899,835	$137,965		$4,864,189	$554,487
Affiliated issuers	—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—
Cash	68	124		137	143
Unrealized appreciation on open forward currency contracts	—	—		—	—
Receivables for:
Sales of investments	4,342	4,738		175,234	—
Sales of fund’s shares	4,228	445		1,203	7
Closed forward currency contracts	—	—		—	—
Dividends and interest	36,336	289		16,094	—
Other assets	—	—		—	—
	1,944,809	143,561		5,056,857	554,637
Liabilities:
Unrealized depreciation on open forward currency contracts	65	—		—	—
Payables for:
Purchases of investments	3,553	27,410		1,199,541	—
Repurchases of fund’s shares	3,236	39		4,647	3,375
Closed forward currency contracts	—	—		—	—
Investment advisory services	726	39		1,042	145
Distribution services	224	8		422	99
Administrative services	16	1		32	4
Trustees’ deferred compensation	34	—	*	32	15
Non-U.S. taxes	—	—		—	—
Other	117	—	*	1	—	*
	7,971	27,497		1,205,717	3,638
Net assets at June 30, 2012 (total: $103,833,825)	$1,936,838	$116,064		$3,851,140	$550,999
Investment securities, at cost:
Unaffiliated issuers	$1,900,118	$136,695		$4,754,256	$554,477
Affiliated issuers	—	—		—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,005,910	$113,700		$3,662,557	$552,295
Undistributed (distributions in excess of) net investment income	66,938	16		14,483	(1,306)
(Accumulated) undistributed net realized (loss) gain	(135,660)	1,078		64,167	—
Net unrealized (depreciation) appreciation	(350)	1,270		109,933	10
Net assets at June 30, 2012	$1,936,838	$116,064		$3,851,140	$550,999
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $39,346,628)	$827,207	$78,111		$1,809,873	$66,198
Shares outstanding	74,922	7,416		141,456	5,832
Net asset value per share	$11.04	$10.53		$12.79	$11.35
Class 2:
Net assets (total: $63,994,515)	$1,089,887	$37,953		$2,019,886	$472,270
Shares outstanding	99,896	3,611		159,471	42,177
Net asset value per share	$10.91	$10.51		$12.67	$11.20
Class 3:
Net assets (total: $492,682)	$19,744	—		$21,381	$12,531
Shares outstanding	1,786	—		1,671	1,111
Net asset value per share	$11.06	—		$12.80	$11.28

* Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2012	unaudited

(dollars in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$ 1,644		$ 58,470		$ 19,866	$ 140,190	$144,400
Interest	109		158		2,008	1,351	1,077
	1,753		58,628		21,874	141,541	145,477
Fees and expenses[3]:
Investment advisory services	709		13,343		12,296	41,146	22,103
Distribution services — Class 2	268		4,604		3,253	21,857	6,743
Distribution services — Class 3	—		—		—	178	40
Transfer agent services	—	[4]	—	[4]	— [4]	1	— [4]
Administrative services	12		252		174	1,274	447
Reports to shareholders	2		128		89	824	236
Registration statement and prospectus	—	[4]	12		13	89	31
Trustees’ compensation	1		27		18	143	52
Auditing and legal	6		7		34	13	11
Custodian	14		276		335	431	1,158
State and local taxes	3		58		49	174	90
Other	1		8		5	38	17
Total fees and expenses	1,016		18,715		16,266	66,168	30,928
Net investment income	737		39,913		5,608	75,373	114,549
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	861		126,209		64,723	598,610	(81,662)
Forward currency contracts	—		—		(83)	—	2,995
Currency transactions	1		(555)		(494)	118	(1,214)
	862		125,654		64,146	598,728	(79,881)
Net unrealized appreciation (depreciation) on:
Investments	24,956		269,369		138,943	1,364,423	359,294
Forward currency contracts	—		—		72	—	(368)
Currency translations	—		114		441	19	(136)
	24,956		269,483		139,456	1,364,442	358,790
Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	25,818		395,137		203,602	1,963,170	278,909
Net increase in net assets resulting from operations	$26,555		$435,050		$209,210	$2,038,543	$393,458

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2012

	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$ 23,340	$ 62,896	$ 32,443	$ 247,811	$ 5,449
Interest	7,706	201	1,780	4,885	290
	31,046	63,097	34,223	252,696	5,739
Fees and expenses[3]:
Investment advisory services	8,445	9,504	6,001	32,053	855
Distribution services — Class 2	1,735	4,344	2,317	17,033	263
Distribution services — Class 3	—	—	—	158	—
Transfer agent services	— [4]	— [4]	— [4]	1	— [4]
Administrative services	115	231	101	1,190	12
Reports to shareholders	56	81	32	784	2
Registration statement and prospectus	12	21	4	80	6
Trustees’ compensation	12	24	11	136	1
Auditing and legal	15	2	7	12	2
Custodian	386	5	93	120	32
State and local taxes	33	34	24	135	3
Other	4	6	4	35	1
Total fees and expenses	10,813	14,252	8,594	51,737	1,177
Net investment income (loss)	20,233	48,845	25,629	200,959	4,562
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(3,918)	114,379	25,479	865,309	(5)
Forward currency contracts	373	—	—	—	—
Currency transactions	(523)	(2)	(229)	(215)	(15)
	(4,068)	114,377	25,250	865,094	(20)
Net unrealized appreciation (depreciation) on:
Investments	88,953	207,948	61,700	871,075	10,220
Forward currency contracts	(71)	—	—	—	—
Currency translations	71	(2)	(14)	(617)	4
	88,953	207,946	61,686	870,458	10,224
Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	84,885	322,323	86,936	1,735,552	10,204
Net increase (decrease) in net assets resulting from operations	$105,118	$371,168	$112,565	$1,936,511	$14,766

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

unaudited

(dollars in thousands	)

Asset Allocation Fund		Global Balanced Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$ 84,657		$ 1,254	$ 48	$ 19	$ 420	$ —		$ —	$ —
54,871		474	128,432	35,929	76,602	270		23,871	274
139,528		1,728	128,480	35,948	77,022	270		23,871	274

17,164		392	16,947	6,232	4,462	201		6,290	902
6,642		112	6,300	2,105	1,368	38		2,523	606
35		—	—	—	19	—		19	10
—	[4]	— [4]	— [4]	— [4]	— [4]	—	[4]	— [4]	—	[4]
587		6	462	118	96	5		192	28
370		1	237	38	32	1		57	9
51		13	32	52	10	9		32	1
63		1	51	12	11	—	[4]	21	4
4		2	3	1	1	—	[4]	1	—	[4]
135		12	50	177	6	—	[4]	6	1
68		— [4]	70	21	17	—	[4]	23	4
18		— [4]	15	5	4	—	[4]	6	1
25,137		539	24,167	8,761	6,026	254		9,170	1,566
114,391		1,189	104,313	27,187	70,996	16		14,701	(1,292)

262,292		(924)	130,052	10,844	5,741	1,090		65,908	—
—		103	4,177	11,816	616	—		—	—
727		(35)	(1,036)	(1,992)	(43)	—		—	—
263,019		(856)	133,193	20,668	6,314	1,090		65,908	—

504,465		4,368	45,102	24,521	38,117	616		(23,451)	3
—		(85)	(1,705)	(6,998)	(514)	—		—	—
20		(3)	177	860	30	—		—	—
504,485		4,280	43,574	18,383	37,633	616		(23,451)	3

767,504		3,424	176,767	39,051	43,947	1,706		42,457	3
$881,895		$4,613	$281,080	$66,238	$114,943	$1,722		$ 57,158	$ (1,289)

American Funds Insurance Series

Statements of changes in	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
net assets	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011
Operations:
Net investment income	$737	$897	$39,913	$63,168	$5,608	$5,940
Net realized gain (loss) on investments, forward currency contracts and currency transactions	862	2,342	125,654	169,353	64,146	118,284
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,956	(21,570)	269,483	(691,852)	139,456	(872,616)
Net increase (decrease) in net assets resulting from operations	26,555	(18,331)	435,050	(459,331)	209,210	(748,392)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26)	(191)	(767)	(21,349)	(11,199)	(13,077)
Class 2	(190)	(882)	(514)	(51,249)	(31,057)	(38,284)
Class 3	—	—	—	—	—	—
Total dividends from net investment income	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	—	—	—
Class 2	—	—	—	—	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	—	—	—	—
Total dividends and distributions paid to shareholders	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	1,271	4,509	63,500	292,157	85,122	260,759
Proceeds from reinvestment of dividends and distributions	26	191	767	21,349	11,199	13,077
Cost of shares repurchased	(1,715)	(5,708)	(99,505)	(126,381)	(54,153)	(112,847)
Net (decrease) increase from Class 1 transactions	(418)	(1,008)	(35,238)	187,125	42,168	160,989
Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	7,327	31,034	31,282	126,562	56,194	190,502
Proceeds from reinvestment of dividends and distributions	190	882	514	51,249	31,057	38,284
Cost of shares repurchased	(15,082)	(29,592)	(297,362)	(555,330)	(171,215)	(352,259)
Net (decrease) increase from Class 2 transactions	(7,565)	2,324	(265,566)	(377,519)	(83,964)	(123,473)
Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—
Net decrease from Class 3 transactions	—	—	—	—	—	—
Net (decrease) increase in net assets resulting from capital share transactions	(7,983)	1,316	(300,804)	(190,394)	(41,796)	37,516
Total increase (decrease) in net assets	18,356	(18,088)	132,965	(722,323)	125,158	(762,237)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925
End of period	$247,828	$229,472	$4,945,362	$4,812,397	$3,369,846	$3,244,688
Undistributed (distributions in excess of) net investment income	$725	$204	$29,404	$(9,228)	$(41,178)	$(4,530)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	101	360	3,011	13,872	4,531	13,074
Shares issued on reinvestment of dividends and distributions	2	17	36	1,111	616	656
Shares repurchased	(141)	(475)	(4,666)	(5,879)	(2,899)	(5,493)
Net (decrease) increase in shares outstanding	(38)	(98)	(1,619)	9,104	2,248	8,237
Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	598	2,518	1,510	6,147	3,060	9,954
Shares issued on reinvestment of dividends and distributions	15	78	25	2,670	1,736	1,881
Shares repurchased	(1,224)	(2,441)	(14,087)	(26,120)	(9,137)	(17,409)
Net (decrease) increase in shares outstanding	(611)	155	(12,552)	(17,303)	(4,341)	(5,574)
Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—
Net decrease in shares outstanding	—	—	—	—	—	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands	)

Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011

$75,373	$170,225	$114,549	$182,485	$20,233	$34,813	$48,845	$82,473	$25,629	$57,228

598,728	1,310,098	(79,881)	68,099	(4,068)	59,342	114,377	47,848	25,250	64,461

1,364,442	(2,508,429)	358,790	(1,610,909)	88,953	(441,321)	207,946	(171,752)	61,686	(227,677)

2,038,543	(1,028,106)	393,458	(1,360,325)	105,118	(347,166)	371,168	(41,431)	112,565	(105,988)

(22,410)	(69,488)	(3,235)	(74,656)	(938)	(17,417)	(4,432)	(19,601)	(1,011)	(4,976)
(45,356)	(112,195)	(2,625)	(104,617)	(782)	(26,091)	(11,378)	(60,348)	(10,325)	(52,341)
(526)	(1,419)	(27)	(910)	—	—	—	—	—	—
(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	—

(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)	(15,810)	(79,949)	(11,336)	(57,317)

—	—	—	—	—	—	—	—	—	—
163,832	1,455,614	172,026	733,782	113,537	282,080	231,341	457,400	9,657	24,368

22,410	69,488	3,235	74,656	938	17,417	4,432	19,601	1,011	4,976
(986,795)	(1,739,435)	(204,482)	(401,623)	(38,690)	(108,841)	(61,488)	(129,524)	(14,096)	(25,399)

(800,553)	(214,333)	(29,221)	406,815	75,785	190,656	174,285	347,477	(3,428)	3,945

—	—	—	—	—	—	—	—	—	—
107,563	377,625	130,678	261,585	28,594	77,973	33,159	87,090	19,303	75,640

45,356	112,195	2,625	104,617	782	26,091	11,378	60,348	10,325	52,341
(1,480,533)	(2,853,936)	(400,236)	(822,667)	(123,093)	(241,474)	(224,206)	(392,846)	(154,473)	(269,548)

(1,327,614)	(2,364,116)	(266,933)	(456,465)	(93,717)	(137,410)	(179,669)	(245,408)	(124,845)	(141,567)

363	3,187	256	600	—	—	—	—	—	—

526	1,419	27	910	—	—	—	—	—	—
(16,627)	(37,540)	(3,730)	(10,300)	—	—	—	—	—	—
(15,738)	(32,934)	(3,447)	(8,790)	—	—	—	—	—	—

(2,143,905)	(2,611,383)	(299,601)	(58,440)	(17,932)	53,246	(5,384)	102,069	(128,273)	(137,622)
(173,654)	(3,822,591)	87,970	(1,598,948)	85,466	(337,428)	349,974	(19,311)	(27,044)	(300,927)

24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424	4,332,069	4,351,380	1,999,991	2,300,918
$24,142,339	$24,315,993	$8,654,978	$8,567,008	$2,261,462	$2,175,996	$4,682,043	$4,332,069	$1,972,947	$1,999,991

$48,330	$41,249	$80,565	$(28,097)	$6,504	$(12,009)	$48,364	$15,329	$15,882	$1,589

—	—	—	—	—	—	—	—	—	—
2,896	26,314	10,650	42,357	5,425	12,763	23,926	49,552	1,000	2,466

397	1,339	205	4,942	46	874	455	2,244	105	547
(17,179)	(31,294)	(12,550)	(22,899)	(1,842)	(4,907)	(6,386)	(14,425)	(1,462)	(2,639)

(13,886)	(3,641)	(1,695)	24,400	3,629	8,730	17,995	37,371	(357)	374

—	—	—	—	—	—	—	—	—	—
1,904	6,924	8,173	15,757	1,394	3,627	3,520	9,574	2,014	7,766

811	2,158	167	6,932	38	1,308	1,178	6,956	1,080	5,765
(26,082)	(51,994)	(24,499)	(47,098)	(5,881)	(10,997)	(23,367)	(42,812)	(15,998)	(27,720)

(23,367)	(42,912)	(16,159)	(24,409)	(4,449)	(6,062)	(18,669)	(26,282)	(12,904)	(14,189)

6	58	16	33	—	—	—	—	—	—

10	27	2	60	—	—	—	—	—	—
(289)	(689)	(228)	(602)	—	—	—	—	—	—
(273)	(604)	(210)	(509)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
net assets	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011
Operations:
Net investment income (loss)	$200,959	$391,142	$4,562	$6,769	$114,391	$236,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	865,094	778,600	(20)	(11,416)	263,019	445,247
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	870,458	(1,540,187)	10,224	(16,749)	504,485	(525,185)
Net increase (decrease) in net assets resulting from operations	1,936,511	(370,445)	14,766	(21,396)	881,895	156,717
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(34,245)	(177,601)	—	(1,102)	(31,930)	(126,587)
Class 2	(41,265)	(216,185)	—	(5,850)	(23,591)	(100,376)
Class 3	(542)	(2,942)	—	—	(174)	(755)
Total dividends from net investment income	(76,052)	(396,728)	—	(6,952)	(55,695)	(227,718)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	—	—	(56)	—	—
Class 2	—	—	—	(302)	—	—
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	—	—	(204)	—	—
Class 2	—	—	—	(1,104)	—	—
Class 3	—	—	—	—	—	—
Total distributions from net realized gain on investments	—	—	—	(1,666)	—	—
Total dividends and distributions paid to shareholders	(76,052)	(396,728)	—	(8,618)	(55,695)	(227,718)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	367,628	2,301,709	21,735	11,112	376,209	990,218
Proceeds from reinvestment of dividends and distributions	34,245	177,601	—	1,362	31,930	126,587
Cost of shares repurchased	(780,987)	(2,024,087)	(2,689)	(5,348)	(207,196)	(372,456)
Net (decrease) increase from Class 1 transactions	(379,114)	455,223	19,046	7,126	200,943	744,349
Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	89,398	225,436	12,580	47,484	49,514	161,946
Proceeds from reinvestment of dividends and distributions	41,265	216,185	(10,260)	7,256	23,591	100,376
Cost of shares repurchased	(1,042,471)	(3,443,264)	—	(10,317)	(420,668)	(776,979)
Net (decrease) increase from Class 2 transactions	(911,808)	(3,001,643)	2,320	44,423	(347,563)	(514,657)
Class 3:
Proceeds from shares sold	143	611	—	—	698	1,486
Proceeds from reinvestment of dividends and distributions	542	2,942	—	—	174	755
Cost of shares repurchased	(15,889)	(33,765)	—	—	(3,118)	(8,524)
Net decrease from Class 3 transactions	(15,204)	(30,212)	—	—	(2,246)	(6,283)
Net (decrease) increase in net assets resulting from capital share transactions	(1,306,126)	(2,576,632)	21,366	51,549	(148,866)	223,409
Total increase (decrease) in net assets	554,333	(3,343,805)	36,132	21,535	677,334	152,408
Net assets:
Beginning of period	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230
End of period	$23,457,356	$22,903,023	$269,710	$233,578	$11,797,972	$11,120,638
Undistributed (distributions in excess of) net investment income	$200,150	$75,243	$4,131	$(431)	$113,318	$54,622
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	10,290	66,580	1,522	733	21,804	59,877
Shares issued on reinvestment of dividends and distributions	956	5,467	—	102	1,846	7,976
Shares repurchased	(21,818)	(58,504)	(190)	(372)	(11,986)	(22,565)
Net (decrease) increase in shares outstanding	(10,572)	13,543	1,332	463	11,664	45,288
Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	2,525	6,631	896	3,211	2,911	9,848
Shares issued on reinvestment of dividends and distributions	1,159	6,690	(717)	546	1,374	6,358
Shares repurchased	(29,366)	(99,771)	—	(691)	(24,489)	(47,378)
Net (decrease) increase in shares outstanding	(25,682)	(86,450)	179	3,066	(20,204)	(31,172)
Class 3:
Shares sold	4	18	—	—	40	89
Shares issued on reinvestment of dividends and distributions	15	90	—	—	10	48
Shares repurchased	(442)	(985)	—	—	(180)	(518)
Net decrease in shares outstanding	(423)	(877)	—	—	(130)	(381)
See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Period ended December 31, 2011[2]

$ 1,189	$716	$104,313	$277,991	$27,187	$59,362	$70,996	$147,342	$16	$(8)

(856)	(431)	133,193	226,664	20,668	36,590	6,314	57,433	1,090	1,055

4,280	(2,661)	43,574	111,166	18,383	(7,482)	37,633	(165,107)	616	654

4,613	(2,376)	281,080	615,821	66,238	88,470	114,943	39,668	1,722	1,701

(15)	(180)	(20,717)	(144,664)	(6,273)	(17,761)	(11,360)	(62,902)	—	(62)
(52)	(386)	(24,060)	(149,774)	(14,071)	(45,443)	(14,846)	(83,842)	—	(8)
—	—	—	—	—	—	(265)	(1,593)	—	—

(67)	(566)	(44,777)	(294,438)	(20,344)	(63,204)	(26,471)	(148,337)	—	(70)

—	—	—	—	(3,020)	(196)	—	—	(203)	(493)
—	—	—	—	(7,104)	(676)	—	—	(99)	(194)
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(3,369)	(2,360)	—	—	—	—
—	—	—	—	(7,923)	(8,107)	—	—	—	—
—	—	—	—	—	—	—	—	—	—

—	—	—	—	(21,416)	(11,339)	—	—	(302)	(687)

(67)	(566)	(44,777)	(294,438)	(41,760)	(74,543)	(26,471)	(148,337)	(302)	(757)

—	29,990	—	—	—	—	—	—	—	9,990
12	—	301,163	909,847	124,693	349,922	42,278	101,737	25,171	43,900

15	180	20,717	144,664	12,662	20,317	11,360	62,902	203	555
— [3]	—	(789,245)	(1,637,395)	(42,028)	(74,136)	(51,280)	(100,355)	(3,083)	(453)

27	30,170	(467,365)	(582,884)	95,327	296,103	2,358	64,284	22,291	53,992

—	10	—	—	—	—	—	—	—	10
30,423	74,155	184,063	290,995	101,518	264,743	40,548	125,080	16,608	22,509

52	386	24,060	149,774	29,098	54,226	14,846	83,842	99	202
(4,345)	(1,989)	(247,709)	(683,249)	(129,120)	(193,151)	(79,419)	(224,964)	(909)	(1,102)

26,130	72,562	(39,586)	(242,480)	1,496	125,818	(24,025)	(16,042)	15,798	21,619

—	—	—	—	—	—	2,126	4,922	—	—

—	—	—	—	—	—	265	1,593	—	—
—	—	—	—	—	—	(4,111)	(8,071)	—	—
—	—	—	—	—	—	(1,720)	(1,556)	—	—

26,157	102,732	(506,951)	(825,364)	96,823	421,921	(23,387)	46,686	38,089	75,611
30,703	99,790	(270,648)	(503,981)	121,301	435,848	65,085	(61,983)	39,509	76,555

99,790	—	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	—
$130,493	$99,790	$9,067,525	$9,338,173	$2,378,923	$2,257,622	$1,936,838	$1,871,753	$116,064	$76,555

$1,101	$(21)	$100,971	$41,435	$21,838	$14,995	$66,938	$22,413	$16	$— [3]

—	2,999	—	—	—	—	—	—	—	999
1	—	26,938	83,574	10,207	28,575	3,829	8,888	2,403	4,279

1	20	1,840	13,182	1,046	1,696	1,037	5,926	19	53

— [3]	—	(70,563)	(147,575)	(3,449)	(6,021)	(4,636)	(8,824)	(293)	(44)

2	3,019	(41,785)	(50,819)	7,804	24,250	230	5,990	2,129	5,287

—	1	—	—	—	—	—	—	—	1
3,138	7,826	16,674	26,930	8,331	21,848	3,715	11,138	1,590	2,185

5	42	2,162	13,786	2,417	4,539	1,373	7,981	9	20
(454)	(215)	(22,361)	(63,002)	(10,637)	(15,857)	(7,273)	(20,022)	(87)	(107)

2,689	7,654	(3,525)	(22,286)	111	10,530	(2,185)	(903)	1,512	2,099

—	—	—	—	—	—	194	437	—	—

—	—	—	—	—	—	24	150	—	—
—	—	—	—	—	—	(372)	(708)	—	—
—	—	—	—	—	—	(154)	(121)	—	—

American Funds Insurance Series

(dollars and shares in thousands)

Statements of changes in	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
net assets	Six months ended June 30, 2012[1]	Year ended December 31, 2011	Six months ended June 30, 2012[1]	Year ended December 31, 2011
Operations:
Net investment income (loss)	$14,701	$63,410	$(1,292)	$(2,667)
Net realized gain on investments, forward currency contracts and currency transactions	65,908	116,429	—	—
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,451)	101,161	3	(6)
Net increase (decrease) in net assets resulting from operations	57,158	281,000	(1,289)	(2,673)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,798)	(35,338)	—	—
Class 2	(4,694)	(35,137)	—	—
Class 3	(50)	(425)	—	—
Total dividends from net investment income	(9,542)	(70,900)	—	—
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(23,306)	(26,153)	—	—
Class 2	(26,597)	(29,522)	—	—
Class 3	(277)	(336)	—	—
Long-term net realized gains:
Class 1	(27,829)	(15,498)	—	—
Class 2	(31,761)	(17,494)	—	—
Class 3	(330)	(200)	—	—
Total distributions from net realized gain on investments	(110,100)	(89,203)	—	—
Total dividends and distributions paid to shareholders	(119,642)	(160,103)	—	—
Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	91,629	396,185	14,349	39,488
Proceeds from reinvestment of dividends and distributions	55,933	76,989	—	—
Cost of shares repurchased	(94,190)	(238,468)	(23,032)	(47,462)
Net increase (decrease) from Class 1 transactions	53,372	234,706	(8,683)	(7,974)
Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	88,592	149,648	69,759	325,889
Proceeds from reinvestment of dividends and distributions	63,052	82,153	—	—
Cost of shares repurchased	(99,992)	(250,644)	(126,307)	(315,311)
Net increase (decrease) from Class 2 transactions	51,652	(18,843)	(56,548)	10,578
Class 3:
Proceeds from shares sold	806	4,249	5,143	11,928
Proceeds from reinvestment of dividends and distributions	657	961	—	—
Cost of shares repurchased	(3,548)	(8,204)	(4,481)	(13,416)
Net (decrease) increase from Class 3 transactions	(2,085)	(2,994)	662	(1,488)
Net increase (decrease) in net assets resulting from capital share transactions	102,939	212,869	(64,569)	1,116
Total increase (decrease) in net assets	40,455	333,766	(65,858)	(1,557)
Net assets:
Beginning of period	3,810,685	3,476,919	616,857	618,414
End of period	$3,851,140	$3,810,685	$550,999	$616,857
Undistributed (distributions in excess of) net investment income	$14,483	$9,324	$(1,306)	$(14)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	7,021	31,215	1,264	3,470
Shares issued on reinvestment of dividends and distributions	4,373	6,037	—	—
Shares repurchased	(7,188)	(18,490)	(2,028)	(4,170)
Net increase (decrease) in shares outstanding	4,206	18,762	(764)	(700)
Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	6,865	11,792	6,224	28,960
Shares issued on reinvestment of dividends and distributions	4,980	6,506	—	—
Shares repurchased	(7,757)	(19,741)	(11,265)	(28,025)
Net increase (decrease) in shares outstanding	4,088	(1,443)	(5,041)	935
Class 3:
Shares sold	61	330	456	1,053
Shares issued on reinvestment of dividends and distributions	52	75	—	—
Shares repurchased	(272)	(642)	(397)	(1,185)
Net (decrease) increase in shares outstanding	(159)	(237)	59	(132)

1 Unaudited.

2 For the period May 2, 2011, commencement of operations, through December 31, 2011.

3 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income

American Funds Insurance Series

securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Insurance Series

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2012 (dollars in thousands):

Global Discovery Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total

Assets:
Common stocks:
Information technology	$31,728	$19,535	—	$51,263
Consumer discretionary	33,122	10,595	—	43,717
Health care	29,099	1,899	—	30,998
Financials	11,623	16,903	—	28,526
Industrials	5,965	8,496	—	14,461
Utilities	—	10,922	—	10,922
Telecommunication services	4,693	2,707	—	7,400
Materials	2,070	1,102	—	3,172
Energy	1,428	—	—	1,428
Miscellaneous	6,022	5,458	—	11,480
Short-term securities	—	43,195	—	43,195

Total	$125,750	$120,812	—	$246,562

*Securities with a market value of $65,954,000, which represented 26.61% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$459,175	$431,023	$1,335	$891,533
Information technology	508,479	188,357	—	696,836
Financials	261,483	418,493	—	679,976
Health care	385,649	246,546	—	632,195
Consumer staples	116,826	415,551	—	532,377
Industrials	216,428	143,947	—	360,375
Energy	199,050	160,985	—	360,035
Materials	157,161	67,280	—	224,441
Telecommunication services	106,041	85,408	—	191,449
Utilities	—	45,599	—	45,599
Miscellaneous	—	10,501	—	10,501
Short-term securities	—	283,152	—	283,152

Total	$2,410,292	$2,496,842	$1,335	$4,908,469

*Securities with a market value of $2,064,520,000, which represented 41.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 264,207	$ 414,765	$ 60	$ 679,032
Industrials	115,610	306,610	—	422,220
Health care	318,290	63,493	—	381,783
Information technology	214,557	157,151	2,728	374,436
Energy	213,128	105,840	—	318,968
Materials	18,513	191,072	1,643	211,228
Financials	91,531	69,920	2,079	163,530
Consumer staples	34,555	76,390	—	110,945
Utilities	3,492	105,030	—	108,522
Telecommunication services	30,536	5,250	—	35,786
Miscellaneous	116,661	46,373	—	163,034
Preferred securities	—	5,851	—	5,851
Rights & warrants	781	113	2	896
Convertible securities	—	1,561	1,348	2,909
Bonds, notes & other debt instruments	—	14,342	—	14,342
Short-term securities	—	322,699	—	322,699
Total	$1,421,861	$1,886,460	$7,860	$3,316,181

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(28)	—	$(28)

*Securities with a market value of $1,141,799,000, which represented 33.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.
Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 3,823,767	$ 581,572	$ —	$ 4,405,339
Financials	2,828,890	336,768	26,796	3,192,454
Information technology	2,713,846	313,029	—	3,026,875
Energy	2,717,925	48,837	42,720	2,809,482
Health care	2,380,163	278,356	31,273	2,689,792
Industrials	1,630,643	218,552	—	1,849,195
Materials	1,475,395	304,641	—	1,780,036
Consumer staples	737,122	224,689	—	961,811
Telecommunication services	333,549	—	—	333,549
Utilities	6,763	—	27,229	33,992
Miscellaneous	156,888	11,275	—	168,163
Short-term securities	—	2,920,743	—	2,920,743
Total	$18,804,951	$5,238,462	$128,018	$24,171,431

*	Securities with a market value of $1,752,632,000, which represented 7.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$268,902	$ 874,838	$ —	$1,143,740
Financials	103,871	1,036,528	—	1,140,399
Consumer discretionary	—	1,096,830	6,802	1,103,632
Industrials	163,646	864,662	—	1,028,308
Information technology	151,229	727,499	—	878,728
Consumer staples	—	834,775	—	834,775
Materials	—	539,400	—	539,400
Telecommunication services	72,901	423,145	—	496,046
Energy	17,441	365,731	—	383,172
Utilities	—	232,045	—	232,045
Miscellaneous	34,274	71,265	—	105,539
Bonds, notes & other debt instruments	—	4,526	—	4,526
Short-term securities	—	726,622	—	726,622
Total	$812,264	$7,797,866	$6,802	$8,616,932

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 703	—	$ 703
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,108)	—	(1,108)
Total	—	$ (405)	—	$ (405)

*Securities with a market value of $6,020,476,000, which represented 69.56% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$ 98,656	$ 258,009	$—	$ 356,665
Consumer discretionary	32,386	252,914	—	285,300
Health care	63,606	153,604	—	217,210
Financials	32,472	161,793	—	194,265
Energy	75,074	102,311	—	177,385
Industrials	42,844	89,302	—	132,146
Information technology	40,103	83,997	—	124,100
Telecommunication services	56,875	59,357	—	116,232
Materials	16,138	75,695	—	91,833
Utilities	—	22,610	—	22,610
Miscellaneous	24,388	80,534	36	104,958
Bonds, notes & other debt instruments	—	256,239	—	256,239
Short-term securities	—	159,701	—	159,701
Total	$482,542	$1,756,066	$36	$2,238,644

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(35)	—	$(35)

*	Securities with a market value of $1,132,494,000, which represented 50.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 611,669	$ —	—	$ 611,669
Industrials	595,525	—	—	595,525
Energy	571,850	—	—	571,850
Health care	569,952	—	—	569,952
Consumer staples	566,525	—	—	566,525
Telecommunication services	356,106	—	—	356,106
Consumer discretionary	341,244	—	—	341,244
Financials	233,100	—	—	233,100
Materials	159,314	—	—	159,314
Utilities	116,828	—	—	116,828
Miscellaneous	108,379	—	—	108,379
Convertible securities	48,472	—	—	48,472
Short-term securities	—	428,451	—	428,451
Total	$4,278,964	$428,451	—	$4,707,415

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$ 251,541	$ 45,049	$ —	$ 296,590
Financials	152,588	132,504	1,092	286,184
Industrials	106,531	78,935	—	185,466
Consumer staples	70,320	107,388	—	177,708
Information technology	97,996	72,542	—	170,538
Materials	126,012	42,966	—	168,978
Health care	109,274	42,050	—	151,324
Energy	97,576	35,247	—	132,823
Telecommunication services	64,666	65,196	—	129,862
Utilities	4,097	54,505	—	58,602
Miscellaneous	21,945	17,104	—	39,049
Convertible securities	—	11,702	708	12,410
Bonds, notes & other debt instruments	—	26,784	—	26,784
Short-term securities	—	123,398	—	123,398
Total	$1,102,546	$855,370	$1,800	$1,959,716

*	Securities with a market value of $634,693,000, which represented 32.17% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$ 3,455,082	$ 234,517	—	$ 3,689,599
Consumer discretionary	3,218,338	154,510	—	3,372,848
Health care	2,582,728	49,203	—	2,631,931
Industrials	2,495,464	91,316	—	2,586,780
Energy	1,886,004	251,838	—	2,137,842
Consumer staples	1,685,995	148,581	—	1,834,576
Financials	1,312,367	35,769	—	1,348,136
Materials	996,455	108,884	—	1,105,339
Telecommunication services	1,043,916	—	—	1,043,916
Utilities	231,306	43,603	—	274,909
Miscellaneous	689,701	91,689	—	781,390
Preferred securities	—	16,477	—	16,477
Rights & warrants	1,409	—	—	1,409
Convertible securities	62,499	58,184	—	120,683
Bonds, notes & other debt instruments	—	84,202	—	84,202
Short-term securities	—	2,416,447	—	2,416,447
Total	$19,661,264	$3,785,220	—	$23,446,484

*Securities with a market value of $1,052,240,000, which represented 4.49% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$12,656	$ 26,554	—	$ 39,210
Consumer discretionary	1,451	26,399	—	27,850
Telecommunication services	2,012	23,278	—	25,290
Utilities	—	22,804	—	22,804
Industrials	2,346	18,323	—	20,669
Financials	2,406	16,543	—	18,949
Health care	3,819	13,827	—	17,646
Energy	—	13,778	—	13,778
Information technology	3,283	10,407	—	13,690
Materials	—	12,860	—	12,860
Miscellaneous	—	1,626	—	1,626
Bonds, notes & other debt instruments	—	10,691	—	10,691
Short-term securities	—	24,996	—	24,996
Total	$27,973	$222,086	—	$250,059

*	Securities with a market value of $162,871,000, which represented 60.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$1,217,982	$ —	$—	$ 1,217,982
Consumer discretionary	1,018,919	186,194	—	1,205,113
Health care	1,193,582	—	—	1,193,582
Information technology	1,033,676	72,095	—	1,105,771
Energy	986,632	67,831	—	1,054,463
Industrials	801,033	—	21	801,054
Materials	563,391	80,320	—	643,711
Consumer staples	528,751	—	—	528,751
Utilities	381,668	—	—	381,668
Telecommunication services	103,414	—	—	103,414
Miscellaneous	428,659	74,358	—	503,017
Rights & warrants	—	1,432	—	1,432
Convertible securities	—	3,289	—	3,289
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	858,912	—	858,912
Bonds & notes of U.S. government & government agencies	—	775,610	—	775,610
Corporate bonds & notes	—	595,841	—	595,841
Other	—	380,268	—	380,268
Short-term securities	—	776,742	—	776,742
Total	$8,257,707	$3,872,892	$21	$12,130,620

*Securities with a market value of $ 334,345,000, which represented 2.83% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$ 4,112	$ 6,361	—	$ 10,473
Consumer discretionary	4,531	5,538	—	10,069
Consumer staples	3,349	5,178	—	8,527
Energy	5,976	2,403	—	8,379
Information technology	3,271	4,752	—	8,023
Health care	4,928	2,605	—	7,533
Financials	1,972	4,483	—	6,455
Materials	4,465	1,543	—	6,008
Telecommunication services	2,046	3,189	—	5,235
Utilities	—	1,323	—	1,323
Miscellaneous	—	671	—	671
Preferred securities	—	159	—	159
Convertible securities	—	1,143	—	1,143
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	19,481	—	19,481
Corporate bonds & notes	—	10,022	—	10,022
Mortgage-backed obligations	—	6,892	—	6,892
Bonds & notes of U.S. government	—	6,569	—	6,569
Short-term securities	—	16,697	—	16,697
Total	$34,650	$99,009	—	$133,659

*Securities with a market value of $31,174,000, which represented 23.89% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 3	—		$ 3
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(14)	—		(14)
Total	—	$(11)	—		$(11)

†Forward currency contracts are not included in the investment portfolio.
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 3,587,260	$ —		$ 3,587,260
Bonds & notes of U.S. government & government agencies	—	2,189,706	—		2,189,706
Corporate bonds & notes	—	441,683	—		441,683
Bonds & notes of governments & government agencies outside the U.S.	—	360,545	—		360,545
Other	—	2,145,693	—		2,145,693
Preferred securities	—	1,038	—		1,038
Common stocks	4	—	506		510
Short-term securities	—	1,694,735	—		1,694,735
Total	$4	$10,420,660	$506		$10,421,170

	Other investments*
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 281	—		$ 281
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(598)	—		(598)
Total	—	$(317)	—		$(317)

*Forward currency contracts are not included in the investment portfolio.
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$ 337,839	—		$ 337,839
Japanese yen	—	319,217	—		319,217
Mexican pesos	—	86,932	—		86,932
South Korean won	—	80,983	—		80,983
Polish zloty	—	77,999	—		77,999
British pounds	—	75,314	—		75,314
Swedish kronor	—	73,369	—		73,369
Canadian dollars	—	40,204	—		40,204
Norwegian kroner	—	32,038	—		32,038
Malaysian ringgits	—	31,884	—		31,884
Other currencies	—	1,104,333	—		1,104,333
Common stocks	—	—	—	*	— *
Short-term securities	—	239,356	—		239,356
Total	—	$2,499,468	—	*	$2,499,468

*Amount less than one thousand.

American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$ 238	—	$ 238
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,329)	—	(2,329)
Total	—	$(2,091)	—	$(2,091)

†Forward currency contracts are not included in the investment portfolio.
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$1,669,945	$ —	$1,669,945
Other	—	85,181	—	85,181
Convertible securities	—	2,898	—	2,898
Preferred securities	1,197	8,258	—	9,455
Common stocks	6,063	—	916	6,979
Rights & warrants	—	1,508	—	1,508
Short-term securities	—	123,869	—	123,869
Total	$7,260	$1,891,659	$916	$1,899,835

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(65)	—	$(65)

*Forward currency contracts are not included in the investment portfolio.

Mortgage Fund At June 30, 2012, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund At June 30, 2012, all of the fund’s investment securities were classified as Level 2.
Cash Management Fund At June 30, 2012, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds Insurance Series

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,309,000, $851,000, $98,000 and $3,139,000, respectively, which would represent 0.03%, 0.01%, less than 0.01% and 0.16%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $35,000, $9,000, $1,000 and $34,000, respectively, is included in net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral — Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables below and on the following pages, some of the funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2011, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2012.

Additional tax basis disclosures are as follows:

					(dollars in thousands)
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2011:
Undistributed ordinary income	$ 208	$ 1,232	$ 42,063	$ 68,072	$ 5,374	$ 1,711
Late year ordinary loss deferral*	—	(3,861)	—	—	—	(1,998)
Post-October capital loss deferral*	(1,184)	(4,035)	—	—	(55,455)	(3,217)
Capital loss carryforward: Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	—	—	—	(12,099)	(84,504)	—
	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$ 45,515	$1,199,904	$ 668,184	$7,117,399	$1,471,145	$ 462,306
Gross unrealized depreciation on investment securities	(10,489)	(239,126)	(540,861)	(756,842)	(700,767)	(143,418)
Net unrealized appreciation on investment securities	$ 35,026	$ 960,778	$ 127,323	$6,360,557	$ 770,378	$ 318,888
Cost of investment securities	$211,536	$3,947,691	$3,188,858	$17,810,874	$7,846,554	$1,919,756
See end of table for footnote.

American Funds Insurance Series

					(dollars in thousands)
	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2011: Undistributed ordinary income	$ 15,341	$ 11,232	$ 75,795	$ —	$ 55,302	$ 57
Late year ordinary loss deferral*	—	—	—	(179)	(44)	—
Post-October capital loss deferral*	(120,720)	(4,662)	—	—	(3,783)	—
Capital loss carryforward: No expiration	—	—	—	(11,126)	—	(111)
Expiring 2016	(65,884)	(53,624)	—	—	—	—
Expiring 2017	(495,895)	(526,741)	(2,342,484)	—	(603,608)	—
Expiring 2018	—	(297)	(1,026,621)	—	(36,541)	—
	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$ 852,716	$ 350,415	$ 5,579,407	$ 28,989	$2,060,095	$5,883
Gross unrealized depreciation on investment securities	(146,044)	(156,500)	(1,118,833)	(12,747)	(259,377)	(4,392)
Net unrealized appreciation on investment securities	$ 706,672	$ 193,915	$4,460,574	$ 16,242	$1,800,718	$1,491
Cost of investment securities	$4,000,743	$1,765,801	$18,985,910	$233,817	$10,329,902	$132,168

					(dollars in thousands)
	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2011:
Undistributed ordinary income	$ 44,261	$30,369	$ 26,343	$290	$59,464	—
Undistributed long-term capital gain	—	11,244	—	—	59,913	—
Post-October capital loss deferral*	—	—	(412)	—	—	—
Capital loss carryforward: Expiring 2016	—	—	(26,506)	—	—	—
Expiring 2017	(96,778)	—	(113,685)	—	—	—
	$(96,778)	$ —	$(140,191)	$ —	$ —	—

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$384,614	$90,894	$87,486	$1,316	$109,093	$12
Gross unrealized depreciation on investment securities	(34,737)	(20,890)	(91,687)	(46)	(224)	(2)
Net unrealized appreciation (depreciation) on investment securities	$349,877	$ 70,004	$ (4,201)	$1,270	$108,869	$10
Cost of investment securities	$10,071,293	$2,429,464	$1,904,036	$136,695	$4,755,320	$554,477

*These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The aggregate fee of $199,045,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Annualized rates for the six months ended June 30, 2012

Fund	Beginning with	Ending with	Up to	In excess of
Global Discovery Fund	.580%	.440%	$ .5	$ 1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.59
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services — The series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2012, distribution expenses under the plans for the series aggregated $82,111,000 for Class 2 and $459,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2012, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services — The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. For the six months ended June 30, 2012, the aggregate administrative services fee was $5,302,000.

American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Discovery Fund	$1		$—	*	$1
Global Growth Fund	26		1		27
Global Small Capitalization Fund	18		—	*	18
Growth Fund	133		10		143
International Fund	47		5		52
New World Fund	12		—	*	12
Blue Chip Income and Growth Fund	23		1		24
Global Growth and Income Fund	11		—	*	11
Growth-Income Fund	124		12		136
International Growth and Income Fund	1		—	*	1
Asset Allocation Fund	60		3		63
Global Balanced Fund	1		—	*	1
Bond Fund	50		1		51
Global Bond Fund	12		—	*	12
High-Income Bond Fund	10		1		11
Mortgage Fund	—	*	—	*	—	*
U.S. Government/AAA-Rated Securities Fund	20		1		21
Cash Management Fund	3		1		4

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

American Funds Insurance Series

8. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2012:

						(dollars in thousands)
	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund		International Fund	New World Fund
Purchases of investment securities*	$29,851	$348,844	$798,600	$2,072,197		$711,338	$404,278
Sales of investment securities*	37,628	615,248	561,597	4,546,741		855,183	324,180
Non-U.S. taxes paid on dividend income	93	4,797	1,298	4,871		15,945	2,371
Non-U.S. taxes paid on interest income	—	—	—	—		—	54
Non-U.S. taxes paid (refunded) on realized gains	—	—	268	—		84	(118)
Non-U.S. taxes provided on unrealized gains	—	40	—	—		—	572
Dividends from affiliated issuers	—	—	—	322		—	—
Net realized (loss) gain from affiliated issuers	—	—	(7,701)	20,726		—	—

						(dollars in thousands)
	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$806,170	$224,286	$3,022,096	$41,226		$3,438,796	$60,771
Sales of investment securities*	886,373	378,130	4,046,301	39,211		3,487,517	35,373
Non-U.S. taxes paid on dividend income	428	2,065	4,689	502		2,591	100
Non-U.S. taxes paid on interest income	—	—	—	—		—	2
Non-U.S. taxes paid on realized gains	—	—	—	2		—	—
Dividends from affiliated issuers	—	329	1,607	—		—	—

						(dollars in thousands)
		Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*		$10,363,483	$1,678,637	$390,190		$247,971	$6,605,792
Sales of investment securities*		10,372,660	1,535,460	398,810		213,383	6,642,784
Non-U.S. taxes paid on interest income		10	134	—	†	—	—

*Excludes short-term securities and U.S. government obligations, if any.
†Amount less than one thousand.

9. Ownership concentration

At June 30, 2012, CRMC held aggregate ownership of the outstanding shares of Global Balanced Fund of 22%. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]

Global Discovery Fund
Class 1
6/30/12[3,4]	$11.35	$.05	$1.28	$1.33	$(.01)	$—	$(.01)	$12.67	11.82%	$30	.61%[5]	.61%[5]	.83%[5]
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27	.60	.60	.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31	.61	.61	.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31	.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
Class 2
6/30/12[3,4]	11.30	.04	1.27	1.31	(.01)	—	(.01)	12.60	11.69	218	.86 [5]	.86 [5]	.57	[5]
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202	.85	.85	.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217	.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192	.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98

Global Growth Fund
Class 1
6/30/12[3,4]	$19.40	$.19	$1.57	$1.76	$(.01)	$—	$(.01)	$21.15	9.08%	$1,358	.56%[5]	.56%[5]	1.77%[5]
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277	.55	.55	1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227	.56	.56	1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037	.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
Class 2
6/30/12[3,4]	19.29	.16	1.56	1.72	— [6]	—	— [6]	21.01	8.93	3,587	.81 [5]	.815	1.51	[5]
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535	.80	.80	1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308	.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100	.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84

Global Small Capitalization Fund
Class 1
6/30/12[3,4]	$17.28	$.05	$1.06	$1.11	$(.23)	$—	$(.23)	$18.16	6.38%	$876	.75%[5]	.75%[5]	.52%[5]
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795	.74	.74	.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818	.75	.75	.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604	.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
Class 2
6/30/12[3,4]	17.04	.02	1.05	1.07	(.23)	—	(.23)	17.88	6.25	2,494	1.005	1.00 [5]	.25	[5]
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450	.99	.99	.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189	1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678	1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund
Class 1
6/30/12[3,4]	$52.07	$.22	$4.11	$4.33	$(.17)	$—	$(.17)	$56.23	8.32%	$7,238	.35%[5]		.35%[5]		.76%[5]
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426	.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
Class 2
6/30/12[3,4]	51.68	.14	4.08	4.22	(.15)	—	(.15)	55.75	8.19	16,716	.60	[5]	.60	[5]	.51	[5]
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701	.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
Class 3
6/30/12[3,4]	52.13	.17	4.11	4.28	(.16)	—	(.16)	56.25	8.20	188	.53	[5]	.53	[5]	.58	[5]
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189	.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81

International Fund
Class 1
6/30/12[3,4]	$15.21	$.22	$.48	$.70	$(.02)	$—	$(.02)	$15.89	4.57%	$3,433	.54%[5]		.54%[5]		2.72%[5]
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314	.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
Class 2
6/30/12[3,4]	15.16	.20	.47	.67	(.01)	—	(.01)	15.82	4.41	5,180	.79	[5]	.79	[5]	2.46	[5]
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210	.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
Class 3
6/30/12[3,4]	15.23	.20	.47	.67	(.01)	—	(.01)	15.89	4.40	42	.72	[5]	.72	[5]	2.52	[5]
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43	.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund
Class 1
6/30/12[3,4]	$19.65	$.20	$.75	$.95	$(.02)	$—	$(.02)	$20.58	4.84%	$939	.79%[5]		.79%[5]		1.94%[5]
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826	.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774	.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500	.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
Class 2
6/30/12[3,4]	19.50	.17	.75	.92	(.01)	—	(.01)	20.41	4.73	1,322	1.04	[5]	1.04	[5]	1.65	[5]
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350	1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69

Blue Chip Income and Growth Fund
Class 1
6/30/12[3,4]	$9.00	$.11	$.67	$.78	$(.04)	$—	$(.04)	$9.74	8.62%	$1,249	.43%[5]		.43%[5]		2.31%[5]
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992	.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674	.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408	.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
Class 2
6/30/12[3,4]	8.93	.10	.66	.76	(.03)	—	(.03)	9.66	8.53	3,433	.68	[5]	.68	[5]	2.06	[5]
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340	.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677	.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344	.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70

Global Growth and Income Fund
Class 1
6/30/12[3,4]	$9.20	$.13	$.41	$.54	$(.06)	$—	$(.06)	$9.68	5.87%	$166	.62%[5]		.62%[5]		2.78%[5]
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161	.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171	.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160	.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
Class 2
6/30/12[3,4]	9.19	.12	.40	.52	(.06)	—	(.06)	9.65	5.61	1,807	.87	[5]	.87	[5]	2.52	[5]
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839	.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130	.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951	.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund
Class 1
6/30/12[3,4]	$33.27	$.33	$2.53	$2.86	$(.13)	$—	$(.13)	$36.00	8.58%	$9,895	.29%[5]		.29%[5]		1.83%[5]
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496	.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370	.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
Class 2
6/30/12[3,4]	33.07	.28	2.52	2.80	(.11)	—	(.11)	35.76	8.47	13,391	.54	[5]	.54	[5]	1.58	[5]
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235	.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668	.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
Class 3
6/30/12[3,4]	33.30	.29	2.54	2.83	(.11)	—	(.11)	36.02	8.51	171	.47	[5]	.47	[5]	1.65	[5]
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172	.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209	.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64

International Growth and Income Fund
Class 1
6/30/12[3,4]	$13.40	$.28	$.58	$.86	$—	$—	$—	$14.26	6.42%	$56	.74%[5]		.74%[5]		3.92%[5]
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35	.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/12[3,4]	13.37	.26	.58	.84	—	—	—	14.21	6.28	214	.99	[5]	.99	[5]	3.64	[5]
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199	.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08[7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11		.11		.05

Asset Allocation Fund
Class 1
6/30/12[3,4]	$16.17	$.18	$1.12	$1.30	$(.09)	$—	$(.09)	$17.38	8.01%	$6,578	.31%[5]		.31%[5]		2.06%[5]
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932	.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235	.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151	.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
Class 2
6/30/12[3,4]	16.06	.15	1.11	1.26	(.08)	—	(.08)	17.24	7.90	5,182	.56	[5]	.56	[5]	1.81	[5]
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151	.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689	.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537	.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
Class 3
6/30/12[3,4]	16.18	.16	1.12	1.28	(.08)	—	(.08)	17.38	7.91	38	.49	[5]	.49	[5]	1.88	[5]
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38	.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44	.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44	.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Balanced Fund
Class 1
6/30/12[3,4]	$9.35	$.10	$.34	$.44	$(.01)	$—	$(.01)	$9.78	4.65%	$29	.72%[5]		.72%[5]		2.16%[5]
12/31/11[8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28	.69	[5]	.69	[5]	1.99	[5]
Class 2
6/30/12[3,4]	9.35	.09	.33	.42	(.01)	—	(.01)	9.76	4.44	101	.97	[5]	.97	[5]	1.95	[5]
12/31/11[8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72	.94	[5]	.94	[5]	1.45	[5]

Bond Fund
Class 1
6/30/12[3,4]	$10.99	$.13	$.22	$.35	$(.06)	$—	$(.06)	$11.28	3.17%	$3,997	.39%[5]		.39%[5]		2.40%[5]
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354	.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768	.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775	.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40		.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41		.37		5.59
Class 2
6/30/12[3,4]	10.87	.12	.21	.33	(.05)	—	(.05)	11.15	3.06	5,071	.64	[5]	.64	[5]	2.14	[5]
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984	.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074	.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635	.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65		.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66		.62		5.34

Global Bond Fund
Class 1
6/30/12[3,4]	$11.96	$.15	$.21	$.36	$(.11)	$(.11)	$(.22)	$12.10	2.99%	$720	.57%[5]		.57%[5]		2.49%[5]
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619	.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325	.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162	.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [6]	(.54)	10.68	3.60	111	.59		.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61		.55		4.61
Class 2
6/30/12[3,4]	11.91	.14	.20	.34	(.10)	(.11)	(.21)	12.04	2.88	1,659	.82	[5]	.82	[5]	2.24	[5]
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639	.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497	.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203	.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [6]	(.52)	10.66	3.48	802	.84		.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86		.80		4.41

See end of table for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

High-Income Bond Fund
Class 1
6/30/12[3,4]	$10.54	$.41	$.24	$.65	$(.15)	$—	$(.15)	$11.04	6.22%	$827	.48%[5]		.48%[5]		7.51%[5]
12/31/11	11.20	.88	(.64)	.24	(.90)	—	(.90)	10.54	2.18	787	.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	—	(.88)	11.20	15.38	769	.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	—	(.72)	10.49	39.45	635	.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48		.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48		.44		7.41
Class 2
6/30/12[3,4]	10.42	.39	.25	.64	(.15)	—	(.15)	10.91	6.15	1,090	.73	[5]	.73	[5]	7.26	[5]
12/31/11	11.08	.84	(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064	.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142	.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063	.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73		.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73		.69		7.17
Class 3
6/30/12[3,4]	10.56	.40	.25	.65	(.15)	—	(.15)	11.06	6.18	20	.66	[5]	.66	[5]	7.33	[5]
12/31/11	11.22	.86	(.64)	.22	(.88)	—	(.88)	10.56	1.97	21	.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	—	(.86)	11.22	15.14	23	.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	—	(.71)	10.51	39.14	24	.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66		.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66		.62		7.21

Mortgage Fund
Class 1
6/30/12[3,4]	$10.37	$.01	$.18	$.19	$—	$(.03)	$(.03)	$10.53	1.81%	$78	.45%[5]		.45%[5]		.11%[5]
12/31/11[8]	10.00	— [6]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42	[5]	.42	[5]	.04	[5]
Class 2
6/30/12[3,4]	10.36	(.01)	.19	.18	—	(.03)	(.03)	10.51	1.72	38	.70	[5]	.70	[5]	(.13)[5]
12/31/11[8]	10.00	(.02)	.48	.46	— [6]	(.10)	(.10)	10.36	4.60	22	.67	[5]	.67	[5]	(.25)[5]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/12[3,4]	$13.00	$.06	$.14	$.20	$(.04)	$(.37)	$(.41)	$12.79	1.52%	$1,810	.35%[5]		.35%[5]		.90%[5]
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785	.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43		.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46		.41		4.83
Class 2
6/30/12[3,4]	12.89	.04	.14	.18	(.03)	(.37)	(.40)	12.67	1.42	2,020	.60	[5]	.60	[5]	.65	[5]
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002	.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68		.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71		.66		4.58
Class 3
6/30/12[3,4]	13.01	.05	.14	.19	(.03)	(.37)	(.40)	12.80	1.49	21	.53	[5]	.53	[5]	.72	[5]
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24	.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61		.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64		.59		4.65

American Funds Insurance Series

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net (loss) income to average net assets[2]

Cash Management Fund
Class 1
6/30/12[3,4]	$11.36	$(.01)	$ —	[6]	$(.01)	$ —	$—		$ —	$11.35	(.09)%	$ 66	.34%[5]		.34%[5]		(.24)%[5]
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75	.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83	.33		.33		(.14)
12/31/09	11.44	(.01)	—	[6]	(.01)	(.03)	—	[6]	(.03)	11.40	(.10)	105	.33		.33		(.08)
12/31/08	11.40	.24	—	[6]	.24	(.20)	—		(.20)	11.44	2.15	158	.32		.29		2.07
12/31/07	11.62	.57	—	[6]	.57	(.79)	—		(.79)	11.40	4.95	112	.33		.30		4.88
Class 2
6/30/12[3,4]	11.22	(.03)	.01		(.02)	—	—		—	11.20	(.18)	472	.59	[5]	.59	[5]	(.49)[5]
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530	.58		.58		(.47)
12/31/10	11.32	(.04)	—	[6]	(.04)	—	—		—	11.28	(.35)	522	.58		.58		(.39)
12/31/09	11.38	(.04)	—	[6]	(.04)	(.02)	—	[6]	(.02)	11.32	(.33)	664	.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023	.57		.54		1.73
12/31/07	11.56	.54	—	[6]	.54	(.75)	—		(.75)	11.35	4.73	452	.58		.55		4.61
Class 3
6/30/12[3,4]	11.30	(.02)	—	[6]	(.02)	—	—		—	11.28	(.18)	13	.52	[5]	.52	[5]	(.42)[5]
12/31/11	11.34	(.04)	—	[6]	(.04)	—	—		—	11.30	(.35)	12	.51		.51		(.40)
12/31/10	11.38	(.04)	—	[6]	(.04)	—	—		—	11.34	(.35)	13	.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[6]	(.02)	11.38	(.31)	17	.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25	.50		.47		1.91
12/31/07	11.60	.55	—	[6]	.55	(.75)	—		(.75)	11.40	4.83	20	.51		.48		4.70

		Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2012[3,4]	2011		2010	2009	2008		2007
Global Discovery Fund	14%	45%		61%	60%	46%		50%
Global Growth Fund	7	28		28	43	38		38
Global Small Capitalization Fund	22	44		47	55	47		49
Growth Fund	9	19		28	37	26		40
International Fund	9	24		25	46	52		41
New World Fund	15	22		18	25	32		34
Blue Chip Income and Growth Fund	19	27		22	22	24		27
Global Growth and Income Fund	12	25		30	47	36		36
Growth-Income Fund	14	22		22	24	31		24
International Growth and Income Fund	17	48		31	21	—	[7]	—
Asset Allocation Fund	31	43		46	41	36		29
Global Balanced Fund	35	34	[8]	—	—	—		—
Bond Fund	134	163		187	125	63		57
Global Bond Fund	82	101		106	86	118		85
High-Income Bond Fund	22	51		54	47	29		32
Mortgage Fund	265	480	[8]	—	—	—		—
U.S. Government/AAA-Rated Securities Fund	207	234		208	100	108		91
Cash Management Fund	—	—		—	—	—		—

1 Based on average shares outstanding.

2 This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

3 Based on operations for the period shown and, accordingly, is not representative of a full year.

4 Unaudited.

5 Annualized.

6 Amount less than $.01.

7 From November 18, 2008, commencement of operations.

8 From May 2, 2011, commencement of operations.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,118.16	$3.21	.61%
Class 1 — assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 — actual return	1,000.00	1,116.91	4.53	.86
Class 2 — assumed 5% return	1,000.00	1,020.59	4.32	.86

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,090.81	$2.91	.56%
Class 1 — assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 — actual return	1,000.00	1,089.31	4.21	.81
Class 2 — assumed 5% return	1,000.00	1,020.84	4.07	.81

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,063.79	$3.85	.75%
Class 1 — assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 2 — actual return	1,000.00	1,062.48	5.13	1.00
Class 2 — assumed 5% return	1,000.00	1,019.89	5.02	1.00

Growth Fund
Class 1 — actual return	$1,000.00	$1,083.21	$1.81	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,081.86	3.11	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,082.03	2.74	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

International Fund
Class 1 — actual return	$1,000.00	$1,045.71	$2.75	.54%
Class 1 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 — actual return	1,000.00	1,044.07	4.01	.79
Class 2 — assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 — actual return	1,000.00	1,044.00	3.66	.72
Class 3 — assumed 5% return	1,000.00	1,021.28	3.62	.72

New World Fund
Class 1 — actual return	$1,000.00	$1,048.41	$4.02	.79%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 2 — actual return	1,000.00	1,047.28	5.29	1.04
Class 2 — assumed 5% return	1,000.00	1,019.69	5.22	1.04

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,086.22	$2.23	.43%
Class 1 — assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 2 — actual return	1,000.00	1,085.33	3.53	.68
Class 2 — assumed 5% return	1,000.00	1,021.48	3.42	.68

See end of table for footnote.

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,058.65	$3.17	.62%
Class 1 — assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 2 — actual return	1,000.00	1,056.10	4.45	.87
Class 2 — assumed 5% return	1,000.00	1,020.54	4.37	.87

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,085.83	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 — actual return	1,000.00	1,084.67	2.80	.54
Class 2 — assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 — actual return	1,000.00	1,085.10	2.44	.47
Class 3 — assumed 5% return	1,000.00	1,022.53	2.36	.47

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,064.18	$3.80	.74%
Class 1 — assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 — actual return	1,000.00	1,062.82	5.08	.99
Class 2 — assumed 5% return	1,000.00	1,019.94	4.97	.99

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,080.11	$1.60	.31%
Class 1 — assumed 5% return	1,000.00	1,023.32	1.56	.31
Class 2 — actual return	1,000.00	1,078.99	2.89	.56
Class 2 — assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 3 — actual return	1,000.00	1,079.14	2.53	.49
Class 3 — assumed 5% return	1,000.00	1,022.43	2.46	.49

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,046.53	$3.66	.72%
Class 1 — assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 2 — actual return	1,000.00	1,044.39	4.93	.97
Class 2 — assumed 5% return	1,000.00	1,020.04	4.87	.97

Bond Fund
Class 1 — actual return	$1,000.00	$1,031.68	$1.97	.39%
Class 1 — assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 2 — actual return	1,000.00	1,030.64	3.23	.64
Class 2 — assumed 5% return	1,000.00	1,021.68	3.22	.64

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,029.93	$2.88	.57%
Class 1 — assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 — actual return	1,000.00	1,028.79	4.14	.82
Class 2 — assumed 5% return	1,000.00	1,020.79	4.12	.82

American Funds Insurance Series

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,062.17	$2.46	.48%
Class 1 — assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 2 — actual return	1,000.00	1,061.53	3.74	.73
Class 2 — assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 3 — actual return	1,000.00	1,061.76	3.38	.66
Class 3 — assumed 5% return	1,000.00	1,021.58	3.32	.66

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,018.14	$2.26	.45%
Class 1 — assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 2 — actual return	1,000.00	1,017.18	3.51	.70
Class 2 — assumed 5% return	1,000.00	1,021.38	3.52	.70

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,015.23	$1.75	.35%
Class 1 — assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 — actual return	1,000.00	1,014.23	3.00	.60
Class 2 — assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 — actual return	1,000.00	1,014.94	2.66	.53
Class 3 — assumed 5% return	1,000.00	1,022.23	2.66	.53

Cash Management Fund
Class 1 — actual return	$1,000.00	$ 999.12	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.17	1.71	.34
Class 2 — actual return	1,000.00	998.22	2.93	.59
Class 2 — assumed 5% return	1,000.00	1,021.93	2.97	.59
Class 3 — actual return	1,000.00	998.23	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.28	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Insurance Series

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Bingham McCutchen LLP
6455 Irvine Center Drive	355 South Grand Avenue, Suite 4400
Irvine, CA 92618	Los Angeles, CA 90071-3106

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2012, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2012, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 6, 2012